              Semi-Annual Report / June 30, 1998


              --------------------------------------------------------------
              WILLIAM BLAIR MUTUAL FUNDS, INC
              --------------------------------------------------------------








              --------------------------------------------------------------
              GROWTH FUND

              VALUE DISCOVERY FUND

              INTERNATIONAL GROWTH FUND

              EMERGING MARKETS GROWTH FUND

              INCOME FUND

              READY RESERVES FUND
              --------------------------------------------------------------





              This report has been prepared for the information of the shareholders of William Blair Mutual Funds, Inc. It is not to be construed as an offering to sell or buy any securities of the Fund. Such an offering is made only by the Prospectus.






             William Blair Mutual Funds, Inc.
             222 West Adams Street
             Chicago, Illinois 60606

                                  --------------------------------------------------------------------------------------------------
                                  OVERVIEW
                                  --------------------------------------------------------------------------------------------------


                                  --------------------------------------------------------------------------------------------------
                                  PERFORMANCE HIGHLIGHTS
                                  --------------------------------------------------------------------------------------------------

                                  --------------------------------------------------------------------------------------------------
                                          6/30/98               1997            1996          1995          1994            1993
                                  ---------------     --------------     -----------     ---------     ----------     --------------
Growth Fund.....................             17.5%              20.1%           18.0%         29.1%          6.5%           15.5%
  S&P500 Index..................             17.7               33.4            23.3          37.5           1.3            10.0
Value Discovery Fund............              9.6               33.5               -             -             -               -
  Russell 2000 Index............              4.9               22.4            16.5          28.4          (1.8)           18.9
International Growth Fund.......             14.8                8.4            10.2           7.2         (0.04)           33.6
  MSCI AC WLD ex US Index*......             12.0                2.0             6.7           9.9           6.6            34.9
  Lipper International Index....             15.9                7.3            14.4          10.0          (0.7)           39.2
Emerging Markets Growth Fund (a)            (13.0)                 -               -             -             -               -
  MSCI EM Free Index**(a).......            (22.3)                 -               -             -             -               -
Income Fund.....................              3.3                8.0             3.1          14.4          (0.7)            7.8
  Lehman Intermediate Govt./
    Corp. Index.................              3.5                7.9             4.1          15.3          (1.9)            8.8
Ready Reserves Fund.............              5.0 (b)            5.0             4.8           5.5           3.7             2.6
  S&P-rated AAA
    Money Market Funds..........              5.0 (b)            5.0             4.8           5.4           3.6             2.0


                                  --------------------------------------------------------------------------------------------------
                                  INVESTOR INFORMATION FOR THE PERIOD ENDED JUNE 30, 1998
                                  --------------------------------------------------------------------------------------------------

                                                                                        EMERGING
                                                      VALUE        INTERNATIONAL         MARKETS                              READY
                                     GROWTH       DISCOVERY               GROWTH          GROWTH             INCOME        RESERVES
                                       FUND            FUND                 FUND        FUND (a)               FUND            FUND
                                 ----------    ------------     ----------------    ------------     --------------    -------------
Ending Net Assets (in millions)        $696             $42                 $153              $4               $177             $964
Portfolio Turnover Rate (%) (b)          40              64                   75              71                 93                -
Expense Ratio (b)...............        .83            1.50                 1.33            2.25(c)             .71              .69
Sales Load......................       None            None                 None            None               None             None
Redemption Fees.................       None            None                 None            None               None             None
Exchange Fees...................       None            None                 None            None               None             None
12b-1 Fees......................       None            None                 None            None               None             None

                                  --------------------------------------------------------------------------------------------------
                                  *   Morgan Stanley Capital International All Country World Free except U.S. Index.
                                  **  Morgan Stanley Capital International Emerging Markets Free Index.
                                  (a) For the period May 1, 1998 (Commencement of Operations) to June 30, 1998.
                                  (b) Rates are annualized.
                                  (c) Without the waiver of expenses, the expense ratio would have been 5.22%.





2  William Blair Mutual Funds, Inc.                                June 30, 1998

--------------------------------------------------------------------------------
                    A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

                    Dear Shareholders:

                    The extraordinary run of the U.S. markets continued during the first six months of 1998. Once again large cap stocks
[photo of           led the way with the S&P 500 up 17.7%. Smaller cap stocks
 Rocky Barber]      had more normal returns with the Russell 2000 up 4.9%.
                    While this combination restrained the performance of both of our equity funds, a shift of investor sentiment back towards growth meant that the Growth Fund produced our leading return at 17.5%. The Value Discovery Fund returned
                    9.6% and easily outdistanced most of its small cap competitors.

                    The International Growth Fund weathered some difficult markets especially in the Far East and produced a 14.8% return. Finally the Income Fund and Ready Reserve Fund produced their usual, consistent and competitive returns, 3.3% and 2.5% respectively. All of our funds closely matched or exceeded their benchmarks for the six months.

                    As George Greig describes more fully in his International Growth Fund letter, the emerging foreign markets suffered another sizable setback. Dropping to the current depressed level has hurt, but it presents a real opportunity going forward as we expect these markets to recover over the next couple of years. In order to capitalize on this more fully, we have opened a new portfolio, the Emerging Markets Growth Fund. Led by Jeff Urbina, who is the emerging markets specialist on George Greig's international team, the Emerging Markets Growth Fund will be a pure play on some of the most volatile but fastest growing countries in the world. In the last several months Jeff has visited a dozen countries in order to sort through the damage and identify some of the extremely attractive opportunities in these less established equity markets. While it may take time for these economies to reestablish growth, we have high expectations for the long term developments of these economies.

                    Back in the U.S., larger cap stocks fully reflect a lot of good news, but small cap stocks have lagged for nearly three years. Both the Growth Fund and the Value Discovery Fund are positioned to benefit from the eventual turn towards faster growing small companies. We remain committed to a fundamental, company specific approach to research and portfolio management. We appreciate your business and your confidence in us.


                    /s/ Rocky Barber






June 30, 1998                                               Semi-Annual Report 3

                                 -------------------------------------------------------------------------------------------------
                                 GROWTH FUND
                                 -------------------------------------------------------------------------------------------------

                                 -------------------------------------------------------------------------------------------------
                                 PERFORMANCE HIGHLIGHTS
                                 -------------------------------------------------------------------------------------------------

                                 -------------------------------------------------------------------------------------------------
                                          6/30/98              1997              1996        1995          1994              1993
                                 ________________  ________________  ________________  __________  ____________  ________________
Growth Fund....................             17.52%            20.07%            17.99%      29.07%         6.45%            15.51%
  S&P 500 Index................             17.71             33.36             22.96       37.58          1.32             10.08
  Russell 2000 Index...........              4.93             22.36             16.49       28.44         (1.82)            18.91

                                 -------------------------------------------------------------------------------------------------
                                 INVESTOR INFORMATION
                                 -------------------------------------------------------------------------------------------------

                                      6/30/98 (a)              1997              1996        1995         1994              1993
                                 ________________  ________________  ________________  __________  ___________  ________________
Ending Net Assets (in millions).             $696              $591              $502        $363         $218              $150
Portfolio Turnover Rate (%).....               40                34                43          32           46                55
Expense Ratio (%)...............              .83               .84               .79         .65          .71               .78

                                 -------------------------------------------------------------------------------------------------
                                 (a) Rates are annualized.

                                 -----------------------------------------------
                                 A LETTER FROM THE PORTFOLIO MANAGERS
                                 -----------------------------------------------

                                 Dear Shareholders:

                                 The U.S. economic boom continues, and the U.S.
                                 stock market followed right along. As shown
                                 above, large cap stocks (S&P 500) continue to
[photo of                        lead the charge. Even the growing Asian crisis
 Rocky Barber]                   has had only a modest impact on profits thus
                                 far, and domestic growth remains strong enough to offset much of the difficulty. Record low interest rates have provided a lot of the recent economic stimulus. However, we have difficulty seeing what new stimulus will keep real GDP growing 3% or more as it has over the last three years. We expect profit growth to slow, especially for larger companies most of which have exposure to Asia. Cyclical companies could be especially vulnerable, with raw material producers (energy, metals, agricultural products, etc.) having the toughest time. As investors grow more concerned with earnings vulnerability, our portfolio focus on quality and consistent growth is beginning to stage a comeback after languishing for almost three years.

                                 We would highlight three key factors that give
                                 us confidence in our portfolio mix today: 1)
[photo of                        The relative earnings growth rate of large
 Mark A. Fuller III]             companies has fallen quite sharply in the past
                                 three quarters, and is now running well below that of smaller growth stocks; 2) There are very low relative valuations for smaller/mid sized stocks as compared to larger cap investments; and 3) Our portfolioOs companies are more domestically focused and are less exposed to the vagaries of international economic turmoil.

                                 We see all three keys of our
                                 philosophy--growth, valuation and
                                 predictability, pointing towards
                                 smaller/mid-sized companies. We intend to increase our exposure to this area in the coming months. In summary, we are very encouraged about the performance trends for the Growth Fund.






4 William Blair Mutual Funds, Inc.                                 June 30, 1998

          ----------------------------------------------------------------------
          Growth Fund
          ----------------------------------------------------------------------

          ILLUSTRATION OF AM ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS




                              [GRAPH APPEARS HERE]







Growth Fund    =====    $10,000   10,700    14,000   13,700   19,800   21,300   24,600   26,200   33,800   39,800   47,800   56,600
S&P 500 Index  -----    $10,000   11,700    15,400   14,900   19,400   21,100   23,000   23,300   32,100   39,400   52,600   61,900










June 30, 1998                                               Semi-Annual Report 5

 ................................................................................
GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

----------------------------------------------------    --------
                       SHARES                            VALUE
----------------------------------------------------    --------
                                       COMMON STOCKS
                                   HEALTHCARE--16.2%
    300      Amgen, Inc.............................    $ 19,613
    210      *Boston Scientific Corporation.........      15,041
    446      *Covance, Inc..........................      10,028
    244      *Elan Corporation plc ADR..............      15,679
    215      *Health Care & Retirement
             Corporation............................       8,469
    374      *Healthsouth Rehabilitation
             Corporation............................       9,984
    200      Medtronic, Inc.........................      12,750
    389      Omnicare, Inc..........................      14,843
    135      *Quintiles Transnational Corporation...       6,657
                                                        --------
                                                         113,064
                                                        --------
                                   TECHNOLOGY--14.8%
    199      *Aspen Technology, Inc.................      10,044
    320      *Electronic Arts, Inc..................      17,280
    100      Hewlett Packard Company................       5,988
     80      Intel Corporation......................       5,945
     80      Linear Technology Corporation..........       4,801
    220      *Microsoft Corporation.................      23,843
    146      Molex, Inc.............................       3,663
    216      Molex, Inc., Class "A".................       5,048
    142      Texas Instruments, Inc.................       8,275
    185      *Xilinx, Inc...........................       6,289
    280      *Zebra Technologies Corporation, Class
             "A"....................................      11,962
                                                        --------
                                                         103,138
                                                        --------
                              CONSUMER RETAIL--14.6%
    340      CVS Corporation........................      13,239
    163      Home Depot, Inc........................      13,547
    190      Lowes Companies, Inc...................       7,715
    266      Mattel, Inc............................      11,251
    500      Pep Boys-Manny, Moe & Jack.............       9,469
    354      *Staples, Inc..........................      10,231
    600      *Viking Office Products, Inc...........      18,825
    211      Walgreen Company.......................       8,721
    138      *Whole Foods Market, Inc...............       8,342
                                                        --------
                                                         101,340
                                                        --------

                           FINANCIAL SERVICES--13.0%
    150      Associates First Capital Corp., Class
             "A"....................................      11,501
    458      *B A Merchant Services, Inc............       9,256
    607      *Concord EFS, Inc......................      15,871
    446      *Credit Acceptance Corporation.........       3,795
    160      Federal Home Loan Mortgage
             Corporation............................       7,530
    255      Household International, Inc...........      12,686
    291      MBNA Corporation.......................       9,593
    150      State Street Boston Corporation........      10,425
    225      Travelers/Aetna Property and Casualty
             Corp., Class "A".......................       9,647
                                                        --------
                                                          90,304
                                                        --------

                          TECHNOLOGY SERVICES--12.5%
    537      *Acxiom Corporation....................      13,389
    380      Automatic Data Processing, Inc.........      27,693
    150      Cognizant Corporation..................       9,450
    192      First Data Corporation.................       6,399
    247      *Gartner Group, Inc....................       8,647
    174      Shared Medical Systems Corporation.....      12,794
    186      *Sterling Commerce, Inc................       9,016
                                                        --------
                                                          87,388
                                                        --------

                           COMMON STOCKS (CONTINUED)
----------------------------------------------------    --------
             SHARES OR PRINCIPAL AMOUNT                  VALUE
----------------------------------------------------    --------

                             BUSINESS SERVICES--9.3%
    170      *C K S Group, Inc......................    $  3,065
    300      *Cendant Corporation...................       6,263
    130      Cintas Corporation.....................       6,630
    244      *Core Laboratories NV..................       5,270
    175      R.R. Donnelly & Sons Company...........       7,997
    316      *Heartland Express, Inc................       6,399
    304      *Knight Transportation, Inc............       5,814
    307      *NFO Worldwide, Inc....................       5,461
    188      *Robert Half International, Inc........      10,495
    253      *Rural/Metro Corporation...............       3,286
     96      U.S. Freightways Corporation...........       3,166
     35      Wallace Computer Services, Inc.........         836
                                                        --------
                                                          64,682
                                                        --------

                      MEDIA AND COMMUNICATIONS--5.6%
    300      Airtouch Communications, Inc...........      17,532
    316      *A D C Telecommunications, Inc.........      11,533
     89      *Clear Channel Communications, Inc.....       9,690
                                                        --------
                                                          38,755
                                                        --------

                                  DISTRIBUTION--4.1%
    100      Cardinal Health, Inc...................       9,375
    314      *MSC Industrial Direct Co., Class
             "A"....................................       8,949
    298      *U. S. Foodservice.....................      10,468
                                                        --------
                                                          28,792
                                                        --------

                           INDUSTRIAL PRODUCTS--3.0%
    284      Danaher Corporation....................      10,421
    200      Minerals Technologies, Inc.............      10,175
                                                        --------
                                                          20,596
                                                        --------

TOTAL COMMON STOCK--93.1%
  (cost $382,931)...................................     648,059
                                                        --------

                   CONVERTIBLE PREFERRED STOCK--2.0%
    600      Innkeepers USA Trust,
               8.625%, Series A Cumulative
               Convertible Preferred Shares of
               Beneficial Interest (cost $15,000)...      13,650
                                                        --------

                              CONVERTIBLE BOND--0.7%
$ 5,000      The Sports Authority, Inc.,
               5.25% Subordinated Debentures,
               due 9/15/01 (cost $4,623)............       4,750
                                                        --------

                              SHORT-TERM INVESTMENTS
$ 9,605      Associates Corp. of North America
               Demand Note, 5.49%, due 7/1/98.......       9,605
 10,740      Household Finance Corporation,
               5.52%, due 7/10/98...................      10,740
  1,463      General Electric Capital Corporation,
               5.51%, due 7/13/98...................       1,463
  4,000      Ford Motor Credit Corporation,
               5.50% - 5.54%, due 7/17/98 -
               7/24/98..............................       4,000
                                                        --------
                  TOTAL SHORT-TERM INVESTMENTS--3.7%
  (cost $25,808)....................................      25,808
                                                        --------
TOTAL INVESTMENTS--99.5%............................     692,267
CASH AND OTHER ASSETS, LESS LIABILITIES--0.5%.......       3,707
                                                        --------
NET ASSETS--100.0%..................................    $695,974
                                                        ========

---------------
* Non-income producing securities
ADR = American Depository Receipt
                See accompanying Notes to Financial Statements.

 6  William Blair Mutual Funds, Inc.                               June 30, 1998

                                 -----------------------------------------------
                                 VALUE DISCOVERY FUND
                                 -----------------------------------------------


                                 ...............................................
                                 PERFORMANCE HIGHLIGHTS
                                 ...............................................

                                       -----------------------------------------------
                                          6/30/98        1997      1996(a)
                                       ----------   ---------     --------
Value Discovery Fund................        9.56%      33.46%            -
  Russell 2000 Index................        4.93       22.36         16.49

                                 ...............................................
                                 INVESTOR INFORMATION
                                 ...............................................

                                       -----------------------------------------------
                                       6/30/98 (b)       1997      1996(a)
                                       -----------   --------    --------
Ending Net Assets (in millions)....          $42         $30         $2
Portfolio Turnover Rate (%)........           64          69          -
Expense Ratio (%)..................         1.50        1.50(c)       -

                                       -----------------------------------------------

                    (a) For the period December 23, 1996 (Commencement of
                        Operations) to December 31, 1996.
                    (b) Rates are annualized.
                    (c) Without the waiver of expenses, the expense ratio would have been 1.78%.

                    ------------------------------------------------------------
                    A LETTER FROM THE PORTFOLIO MANAGERS
                    ------------------------------------------------------------

                    Dear Shareholders:

                    We are pleased to report the Value Discovery Fund returned
[photo of           9.56% year-to-date in 1998 vs. 4.93% for the Russell 2000
  Glen Kleczka]     benchmark. For the last twelve months, the Value Discovery
                    Fund returned 31.73% vs. 16.50% for the Russell 2000. We are pleased so far with the FundOs relative performance year-to-date and since the Fund's inception even though the absolute performance of small capitalization stocks and the Fund has generally been well below large capitalization S &
                    P 500 stocks in 1998. However, the Fund has been a consistent performer through numerous challenging environments, including the Asian crisis, the technology correction, the crash in energy prices and the substantial outperformance of large cap stocks.

                    During 1998 there continued to be a significant valuation
                    disparity between large and small capitalization stocks.
                    What is striking about 1998 is its similarity to the
                    seven-year period ending in 1990 when small stocks
[photo of           underperformed large. This was followed by two years of
  David Mitchell]   superior earnings growth for small stocks relative to
                    large, which resulted in three years of superior performance for small stocks. Small stocks again have been lagging large stocks since March 1994. However, they have exhibited superior relative earnings growth in each of the last four quarters. Meanwhile, small stocks currently trade at the steepest relative valuation discount to large stocks in the last 20 years. They have cheaper relative P/E, Price/Book and P/E to Growth ratios than the trough year of 1990. While the past might not repeat itself, we expect small stock performance to ultimately reflect continuing superior growth in earnings as in the last cycle.





June 30, 1998                                              Semi-Annual Report  7

[photo of           We believe the Fund is well positioned to take advantage of
  Cappy Price]      any upturn in small stock performance. The Fund is trading at a meaningful discount to the marketOs valuation at roughly 16x calendar 1998 estimated earnings vs. 20x for the Russell 2000 and 12x calendar 1999 estimated earnings vs. 18x for the Russell 2000 based on consensus earnings estimates. In addition, based on our own proprietary rolling one-year estimates, the Fund is trading at only 13x next-twelve-month earnings and 10x the year after. The earnings growth rate of the Fund is projected to be 15% over the next three years vs. 10% for the Russell 2000 and 8% at best for the S & P 500. Therefore, the Value
                    Discovery Fund has been trading at a discount valuation with a superior growth outlook.

                    The Russell 2000 benchmark was reconstituted on June 30 with minor sector weighting changes. The five most important sectors by weight continue to be Finance (24%), Consumer Discretionary (18%), Technology (12%), Materials (10%) and Healthcare (9%). Our goal is to earn the majority of our returns through superior stock selection. Therefore, we do not, unlike many small cap funds, make major sector bets. The Fund is generally well diversified across all sectors with ongoing portfolio sector weights generally no more than a relative +/- 25% difference from Russell 2000 sector weights. In the long run, this is designed to help dampen volatility in the Fund and enable more consistent performance. In 1998, technology was the sole exception to this approach. However, our current technology weight at 1.8% is well below the RussellOs 12%. We consciously dampened the FundOs technology weighting at the beginning of the year to await first quarter earnings results and determine the real outlook for this sector. We continue to preserve capital in light of the extremely poor business results anticipated for 1998 in the technology sector and look for better opportunities to make commitments. We ultimately anticipate bringing our technology sector weight in-line with the Russell 2000 benchmark as we identify companies with stable operating performance and long-term growth opportunities.

                    Year-to-date Fund performance has been positively influenced by good earnings and acquisitions. Matrix Capital, Farah, Ibah and Summit Southeast Holdings have all been or are in the process of being acquired. Offsetting these positive influences were disappointing results at Easco, International Total Services and Illinova.

                    In summary, the Value Discovery Fund is off to a great start. We believe the current environment offers an attractive opportunity to invest in small stocks. We look forward to your continued support.

                    /s/ Glen Kleczka      /s/ David Mitchell     /s/ Cappy Price






8  William Blair Mutual Funds, Inc.                              June 30, 1998

      ..........................................................................
      VALUE DISCOVERY FUND
      ..........................................................................

      ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS







                           [PLOT POINTS APPEAR HERE]





Value Discovery Fund ===  $10,000  10,200  9,700  11,100  14,000  13,300  14,300
        Russell 2000 ---  $10,000  10,200  9,500  10,000  12,700  12,200  12,800










June 30, 1998                                             Semi-Annual Report  9

 ................................................................................
VALUE DISCOVERY FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

-----------------------------------------------------    -------
                       SHARES                             VALUE
-----------------------------------------------------    -------
                                        COMMON STOCKS
                            FINANCIAL SERVICES--24.4%
    49      A R M Financial Group, Inc. .............    $ 1,091
    19      Amerus Life Holdings, Inc., Class "A"....        628
    20      *Annuity & Life Re Holdings plc ADR......        442
    29      *CCA Prison Realty Trust.................        891
    90      *Equity One, Inc.........................        922
    19      *Excel Legacy Corp.......................         84
    19      Excel Realty Trust, Inc..................        550
    18      Franklin Bank National Association
            Southfield...............................        286
    47      *Matrix Capital Corporation..............      1,269
    24      SCPIE Holdings, Inc......................        813
     3      Southwest Bancorp, Inc...................         73
    19      Statewide Financial Corporation..........        397
    36      *Summit Holding Southeast, Inc...........      1,138
    45      Walden Residential Properties, Inc.......      1,090
    55      Winston Hotels, Inc......................        689
                                                         -------
                                                          10,363
                                                         -------

                        CONSUMER DISCRETIONARY--17.1%
    69      *Braun's Fashions Corporation............        768
    40      Cadmus Communications Corporation........        977
    86      Cooker Restaurant Corporation............        842
    77      *Happy Kids, Inc.........................      1,059
     3      Heilig-Meyers Co.........................         42
    79      *Homebase, Inc...........................        627
    16      *Michaels Stores, Inc....................        565
   154      *Pizza Inn, Inc. ........................        854
    72      *Shoe Carnival, Inc. ....................        999
    47      *Sunglass Hut International, Inc. .......        520
                                                         -------
                                                           7,253
                                                         -------
                              PRODUCER DURABLES--9.4%
    54      *Browne & Sharpe Manufacturing Company...        647
    60      *Denison International plc ADR...........      1,175
    15      *Doncasters plc ADR......................        426
    55      LSI Industries, Inc......................      1,108
    33      Omniquip International, Inc..............        616
                                                         -------
                                                           3,972
                                                         -------

                 HEALTHCARE-RELATED SPECIALTIES--9.3%
    33      *Ameripath, Inc. ........................        390
    16      *ClinTrials Research, Inc................         78
   131      *Gensia Sicor, Inc. .....................        524
    20      *Maxim Medical, Inc......................        592
    48      *Nitinol Medical Technologies, Inc.......        357
    22      Omnicare, Inc. ..........................        827
   112      *Response Oncology, Inc..................        732
    75      *Safeguard Health Enterprises, Inc.......        469
                                                         -------
                                                           3,969
                                                         -------

                            COMMON STOCKS (CONTINUED)
-----------------------------------------------------    -------
             SHARES OR PRINCIPAL AMOUNT                   VALUE
-----------------------------------------------------    -------

                                      MATERIALS--9.3%
    73      Birmingham Steel Corporation.............    $   908
    83      Easco, Inc...............................        835
    36      *Hawk Corporation........................        635
    12      *N C I Building Systems, Inc.............        716
    15      *USG Corporation.........................        834
                                                         -------
                                                           3,928
                                                         -------

                                      UTILITIES--4.4%
    34      Illinova Corporation.....................      1,032
    27      T N P Enterprises, Inc...................        818
                                                         -------
                                                           1,850
                                                         -------

                                         ENERGY--3.0%
    20      *Cal Dive International, Inc.............        551
    44      *Unifab International, Inc...............        713
                                                         -------
                                                           1,264
                                                         -------

                       AUTOS AND TRANSPORTATION--2.2%
    22      *Landstar System, Inc. ..................        755
    10      *Stoneridge, Inc. .......................        182
                                                         -------
                                                             937
                                                         -------

                                 MULTI-INDUSTRY--1.5%
    44      *Global Industrial Technologies Inc......        632
                                                         -------

                               CONSUMER STAPLES--1.5%
    43      Sanderson Farms, Inc.....................        627
                                                         -------

                                     TECHNOLOGY--1.4%
   122      *Overland Data, Inc. ....................        620
                                                         -------

TOTAL COMMON STOCK--83.5%
  (cost $30,102).....................................     35,415
                                                         -------
                               SHORT-TERM INVESTMENTS
$  247      U.S. Treasury Bill, 5.02%,
              due 9/17/98............................        247
 8,032      Investors Bank & Trust Company
              Repurchase Agreement, 5.20%, dated
              6/30/98,
              collateralized by U.S. Government
              Security with market value of
              $8,434 with 7/1/98 repurchase date.....      8,032
TOTAL SHORT-TERM INVESTMENTS--19.5%
  (cost $8,279)......................................      8,279
                                                         -------

TOTAL INVESTMENTS--103.0%............................     43,694

LIABILITIES, PLUS CASH AND OTHER ASSETS--(3.0%)......     (1,267)
                                                         -------

NET ASSETS--100.0%...................................    $42,427
                                                         =======

---------------
* Non-income producing securities

ADR = American Depository Receipt

                See accompanying Notes to Financial Statements.

 10  William Blair Mutual Funds, Inc.                              June 30, 1998

                                 -----------------------------------------------
                                 INTERNATIONAL GROWTH FUND
                                 -----------------------------------------------

                                 ...............................................
                                 PERFORMANCE HIGHLIGHTS
                                 ...............................................

                                 -----------------------------------------------------------------------------------------------
                                        6/30/98            1997            1996            1995            1994             1993
                                 ______________  ______________  ______________  ______________  ______________  _______________
International Growth Fund......           14.84%           8.39%          10.20%           7.22%           (.04)%          33.60%
  MCI AC WLD ex US Index*......           11.98            2.04            6.68            9.94            6.63            34.90
  Lipper International.........           15.87            7.27           14.43           10.02            (.74)           39.20

                                 ...............................................
                                 INVESTOR INFORMATION
                                 ...............................................

                                 -----------------------------------------------------------------------------------------------
                                    6/30/98 (a)            1997            1996             1995           1994             1993
                                 ______________  ______________  ______________  _______________  _____________  _______________
Ending Net Assets (in millions)            $153            $129            $105              $90            $70              $40
Portfolio Turnover Rate (%)....              75             102              89               77             40               83
Expense Ratio (%)..............            1.33            1.43            1.44             1.48           1.51             1.71

                    ------------------------------------------------------------
                    *Morgan Stanley Capital International All Country World
                    Free except US Index.

                    (a) Rates are annualized.

                    ------------------------------------------------------------
                    A LETTER FROM THE PORTFOLIO MANAGER
                    ------------------------------------------------------------

                    Dear Shareholders:

[photo of           Euphoria in Europe, cynicism in Japan, and panic in
  W. George Greig]  emerging markets: as the aftershocks of the Asian financial crisis continued to reverberate through the medium of global liquidity during the first half of 1998, investors sought safety and reward in disinflation-driven themes.

                    European stocks found the perfect environment for valuation (lower interest rates), earnings (economic recovery and margin improvement), and confidence (successful steps toward monetary union). The result was a 25% gain in the Morgan Stanley Capital International Europe 15 index, by far the strongest performance of any region in the world. EuropeOs equity markets have more than doubled in the last three years and have outperformed the S&P 500 over five years--even allowing for the rise in the dollar. In our view, there are two powerful reasons for this trend: a 200+ basis point decline in ECU bond yields and a pervasive change in corporate management attitudes toward competition and shareholder value. European markets now seem fairly valued either by interest rate/inflation benchmarks or by comparison to the U.S. Earnings expectations have been the key driver of individual stock performance in Europe, and we would expect that to continue even in a more normal total return environment.

                    Expectations of all kinds have been shattered in Asia over the last twelve months as the virulent devaluation/debt deflation cycle has intensified. Early in 1998, the promise of IMF-led restructuring packages caused Asian markets to rally, but the daunting scale of the regionOs financial problems soon made recovery seem a distant prospect. Pessimism over economic deceleration in Japan and China led investors to worry about a vicious circle of devaluation and depression in the region. Capital flight and risk aversion spread to emerging markets worldwide in the second quarter, prompting a 24% drop in the MSCI Emerging Markets Index in the second quarter--the worst three month return in the index's history.

                    At midyear, the prospects for Asian economies and currencies seem mixed. The stance of governments in China, Japan, South Korea and Thailand seems increasingly proactive in facing the crisis. IMF policy




June 30, 1998                                             Semi-Annual Report  11
            prescriptions are becoming more realistic, and US intervention and guidance has been constructive. The situation remains precarious, however, as growth rates have gone sharply negative in many countries and the capital allocation process has become virtually chaotic at times in emerging markets. Our overall view is that while extraordinary long term value is being created in Asia and emerging markets, the recovery process will be erratic and cyclical, particularly over the next 6-18 months.

            /s/ W. George Greig

            ....................................................................
            INTERNATIONAL GROWTH FUND
            ....................................................................

            ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS




                           [PLOT POINTS APPEAR HERE]


   International Growth Fund  $10,000  10,100  11,400  13,500  14,000  13,500  13,300  14,500  15,700  16,000  18,500  17,300 19,900
MSCI All Country World ex-US  $10,000   9,700  11,900  13,100  11,400  13,900  14,300  15,300  16,100  16,400  18,400  16,700 19,500
  Lipper International Index  $10,000   9,900  11,300  13,700  13,700  13,600  14,000  15,000  16,300  17,200  19,600  18,400 12,000


12  William Blair Mutual Funds, Inc.                               June 30, 1998

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

----------------------------------------------------   --------
                       SHARES
----------------------------------------------------    VALUE
COMMON STOCKS--EUROPE--36.0%                           --------
AUSTRIA--1.0%
      12      VA Technologie AG (Industrial
                engineering)........................   $  1,494
                                                       --------

BELGIUM--0.6%
       4      Barco Industries NV (Visualisation
                systems)............................        978
                                                       --------

DENMARK--0.6%
      11      Carli Gry International (Apparel
                design).............................        888
                                                       --------
FINLAND--3.7%
       5      Fiskars AB - A (Home wares
                producer)...........................        711
      40      Nokia AB - A (Telecommunications
                equipment)..........................      2,955
      27      TT Tieto OY - B (Consultants).........      2,053
                                                       --------
                                                          5,719
                                                       --------
FRANCE--6.0%
       2      Altran Technologies (Aerospace
                technology).........................        568
      20      AXA Company (Multi-line insurance)....      2,249
       2      Belvedere (Luxury bottles)............        407
      20      Le Carbone Lorraine (Specialty
                chemicals)..........................      1,773
       7      Cie Fen de Geophysique (Geophysical
                services)...........................        954
      12      Cegedim (Healthcare database
                service)............................        417
       3      Promodes (Food distribution)..........      1,662
      10      Royal Canin (Pet food
                manufacturing)......................        572
      30      *Transgene - ADR (Gene therapy
                products)...........................        521
                                                       --------
                                                          9,123
                                                       --------

GERMANY--1.0%
       1      Wella AG (Health and personal
                products)...........................      1,679
                                                       --------

IRELAND--.9%
     100      CRH plc (Building materials)..........      1,417
                                                       --------

ITALY--6.1%
     400      Credito Emiliano (Investment
                banking)............................      1,139
     300      Banca Comerciale Italiana (Banking)...      1,796
   1,000      Benetton Group SpA (Fashion
                apparel)............................      2,077
     143      Cararro SpA (Auto components
                producer)...........................      1,026
      35      Gewiss SpA (Electrical
                systems/devices)....................        732
     150      Gildemeister Italiana (Industrial
                machinery)..........................        652
     100      Saipem SpA (Offshore oil and gas
                exploration)........................        515
      15      Ericsson SpA (Telecommunication
                equipment)..........................        891
     100      Pagnossin SpA (Ceramics)..............        529
                                                       --------
                                                          9,357
                                                       --------

NETHERLANDS--3.8%
      25      Brunel International (Employment
                agency).............................      1,038
      80      Computer Management Group (IT
                services)...........................      2,466
      10      Draka Holding (Cable & wire
                producer)...........................        407
      50      Heineken NV (Alcoholic beverages).....      1,963
                                                       --------
                                                          5,874
                                                       --------

----------------------------------------------------   --------
                       SHARES                           VALUE
----------------------------------------------------   --------
COMMON STOCKS--EUROPE--(CONTINUED)

NORWAY--.2%
      33      *Tandberg Television ASA (Digital
                broadcast equipment)................   $    277
                                                       --------
SPAIN--2.9%
      80      Banco Santander (Banking).............      2,052
      10      Campofrio Alimentacion SA (Meat
                products manufacture and sale)......        826
      40      Cortefiel SA (Apparel design and
                sale)...............................        875
      15      Sol Melia SA (Hotel management).......        715
                                                       --------
                                                          4,468
                                                       --------
SWEDEN--1.4%
      50      Ericsson AB - B (Telecommunication
                equipment)..........................      1,460
      30      Hoganas AB - B (Metallic powder)......        669
                                                       --------
                                                          2,129
                                                       --------
SWITZERLAND--7.8%
       2      Belimo Automation AG (Ventilation
                controls)...........................        831
      20      Credit Suisse Group (Investment
                banking)............................      4,450
       2      Holderbank Finan Glarus - B (Building
                materials)..........................      2,545
       1      Nestle AG (Food products).............      3,210
     0.2      Disetronic AG (Medical equipment).....        454
       4      Swisslog Holdings AG (Logistics
                systems)............................        461
                                                       --------
                                                         11,951
                                                       --------

COMMON STOCKS--UNITED KINGDOM--16.4%
     106      Abott Mead Vickers plc (Advertising
                and marketing services).............        768
     200      Bank of Scotland (Banking)............      2,240
     800      *Billiton plc (Non-energy mining).....      1,589
     100      Capita Group plc (Commercial
                services)...........................        861
     220      Compass Group (Food services).........      2,534
     100      Emap plc (Communications/media).......      2,052
     250      Firstgroup plc (Transportation
                services)...........................      1,711
     200      Hays plc (Distribution/personnel
                services)...........................      3,356
     140      Kwik-Fit Holdings plc
                (Retail/automotive).................      1,136
      30      *Matalan plc (Retailer)...............        147
      60      Misys plc (Computer systems)..........      3,411
     100      Northern Leisure plc (Nightclubs).....        290
     428      Rolls Royce plc (Engineering).........      1,765
     100      Siebe plc (Electronic control
                devices)............................      1,998
     135      WH Smith Group plc
                (Retail/specialty)..................      1,196
     150      *WH Smith Group - B plc
                (Retail/specialty)..................        130
                                                       --------
                                                         25,184
                                                       --------

COMMON STOCKS--CANADA--8.3%
     125      *ATI Technologies (Computer
                accessories)........................      1,641
     125      *Berkely Petroleum Corporation (Oil
                and gas)............................        969
      40      *Biochem Pharma Inc - ADR
                (Preventative pharmaceuticals)......      1,060
     150      Biomira (Cancer diagnostics and
                therapeutics).......................        342
      20      *Certicom Corporation
                (Cryptographics)....................        282
       1      *Clinichem Development (Therapeutic
                and vaccine products)...............          6

June 30, 1998                                            Semi-Annual Report   13

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

----------------------------------------------------   --------
                       SHARES                           VALUE
----------------------------------------------------   --------
COMMON STOCKS--CANADA--(CONTINUED)
      20      *Four Seasons Hotels, Inc. (Hotels)...   $    704
      25      *IMAX Corporation (Cinema equipment
                and operations).....................        578
      50      Intrawest Corp. (Ski and resort
                operations).........................        995
      60      JDS Fitel (Fibreoptic components).....      1,000
      20      Magna International, Inc. (Automotive
                components producer)................      1,370
      40      Newcourt Credit Group (Financial
                services)...........................      1,966
      80      *Synsorb Biotech (Pharmaceuticals)....        389
      15      *TeleSystems International Wireless
                (Wireless telecommunications
                networks)...........................        291
      50      Trizec Hahn Corp. (Real estate).......      1,088
                                                       --------
                                                         12,681
                                                       --------
COMMON STOCKS--JAPAN--11.1%
      25      Aderans Company, Ltd. (Wigs)..........        548
       9      Bellsystem24 Incorporated
                (Telemarketing).....................      1,349
      10      Don Quijote Company (Retailer)........        461
      30      Fuji Soft ABC Inc. (Software
                developer)..........................      1,020
      15      Hokuto Corporation (Mushroom
                producer)...........................        422
      30      Ito-En Ltd. (Soft drinks).............        929
      30      Kawasumi Labs (Medical equipment
                maker)..............................        523
      37      Meiwa Estate Corporation, Ltd.
                (Residential real estate)...........        324
      20      Matsumotokiyoshi (Supermarket
                operators)..........................        703
      20      Meitec (Software engineering).........        692
      15      Nichii Gakkan Company (Medical record
                keeping)............................        498
      18      Nichiei Company, Ltd. (Commercial
                finance)............................      1,197
      15      Nintendo Company, Ltd. (Video
                games)..............................      1,389
     120      Minebea Company, Ltd. (Miniature
                bearings)...........................      1,194
      60      Nissei ASB Machine Company, Ltd.
                (Molding machinery).................        463
      25      Orix Company (Leasing company)........      1,688
      24      People Company, Ltd. (Fitness
                clubs)..............................        571
      50      Ralse Company, Ltd. (Supermarket
                chain)..............................        594
      15      Ryohin Keikaku Company, Ltd.
                (Retail/specialty)..................      1,437
      28      Softbank Corporation (Software
                distribution).......................      1,078
                                                       --------
                                                         17,080
                                                       --------

COMMON STOCKS--ASIA--3.0%

                                     AUSTRALIA--1.8%
     100      Brambles Industries Ltd.
                (Transport).........................      1,963
     485      Hoyt's Cinemas Group (Cinemas)........        631
                                                       --------
                                                          2,594
                                                       --------

                                      HONG KONG--.5%
     500      Li & Fung Limited (Investment holding
                company)............................        807
                                                       --------
                                       MALAYSIA--.2%
     250      Berjaya Sports Toto Bhd (Lottery
                operations).........................        371
                                                       --------

----------------------------------------------------   --------
                       SHARES                           VALUE
----------------------------------------------------   --------
COMMON STOCKS--ASIA--(CONTINUED)

                                    NEW ZEALAND--.2%
     200      Warehouse Group Limited (Retail)......   $    353
                                                       --------

                                      SINGAPORE--.3%
     350      Avimo Group Limited (Precision
                optics).............................        485
                                                       --------

COMMON STOCKS--EMERGING ASIA--3.7%
                                          CHINA--.6%
     996      Founder (Hong Kong) Ltd. (Publishing
                software)...........................        424
   2,160      Shenyin Wanguo (H.K.) Ltd. (Brokerage
                services)...........................        148
     397      Shenzhen Fangda - B (Building
                materials)..........................        293
                                                       --------
                                                            865
                                                       --------

                                         INDIA--1.9%
       6      Housing Dev. Finance Corp. (Housing
                finance)............................        459
      15      Infosys Technologies Ltd.
                (Software)..........................        786
     110      MTNL (Telecommunication services).....        463
      25      NIIT Ltd. (Software)..................        838
      20      Punjab Tractors Ltd. (Tractors).......        381
                                                       --------
                                                          2,927
                                                       --------

                                      INDONESIA--.3%
     681      PT Daya Guna Sumadera (Fishing).......        415
                                                       --------

                                    SOUTH KOREA--.3%
      60      Madison Company Ltd. (Medical
                equipment)..........................        529
                                                       --------

                                         TAIWAN--.3%
     175      Compal Electronics (PC Notebooks).....        471
                                                       --------

                                       THAILAND--.3%
     150      Thai Union Frozen Products (Frozen
                seafood)............................        461
                                                       --------

COMMON STOCKS--EMERGING EUROPE, MID-EAST,
  AFRICA--4.6%
                                         GREECE--.3%
      17      Chipita (Snacks and bakery
                products)...........................        448
                                                       --------

                                        HUNGARY--.5%
       6      Gedeon Richter RT (Pharmaceuticals)...        483
       6      Pick Szeged (Meat processor)..........        351
                                                       --------
                                                            834
                                                       --------

                                         ISRAEL--.6%
      15      Nice Systems Ltd. - ADR (Computer
                telephony)..........................        563
      10      Tadiran Ltd. - ADR (Telecommunication
                equipment)..........................        331
                                                       --------
                                                            894
                                                       --------

 14  William Blair Mutual Funds, Inc.                              June 30, 1998

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

----------------------------------------------------   --------
                       SHARES                           VALUE
----------------------------------------------------   --------
COMMON STOCKS--EMERGING EUROPE, MID-EAST,
AFRICA--4.6%--(CONTINUED)
                                         POLAND--.5%
      14      Agros Holdings - C (Food).............   $    209
      44      Elektrim SA (Telecommunication/wire
                manufacturer).......................        531
                                                       --------
                                                            740
                                                       --------
                                       BOTSWANA--.5%
      60      *Barclays Bank of Botswana
                (Banking)...........................        273
     350      Sechaba Brewery Holdings
                (Beverages).........................        464
                                                       --------
                                                            737
                                                       --------

                                  SOUTH AFRICA--1.6%
      75      Ellerine Holdings Ltd.
                (Retail/specialty)..................        412
     650      MACMED Healthcare Ltd. (Medical
                products and equipment).............        494
     818      Metro Cash & Carry (Food
                wholesaler).........................        519
     175      Sasol Beperk Ltd. (Energy/minerals)...      1,017
                                                       --------
                                                          2,442
                                                       --------
                                         TURKEY--.6%
  14,286      Akbank A.S. (Commercial banking)......        461
  11,000      Arcelik A.S. (Household appliances)...        516
                                                       --------
                                                            977
                                                       --------
                  COMMON STOCKS--LATIN AMERICA--3.6%
                                     ARGENTINA--1.1%
      25      Import Export Patagonia - B
                (Retail)............................        371
      17      IRSA - GDR (Real estate)..............        485
      27      YPF Sociedad Anonima - ADR
                (Oil and gas).......................        812
                                                       --------
                                                          1,668
                                                       --------

                                          CHILE--.5%
      25      Distribucion y Servicio - ADR
                (Supermarket operators).............        373
      15      Vina Concha y Toro - ADR (Winery).....        428
                                                       --------
                                                            801
                                                       --------

           COMMON STOCKS--LATIN AMERICA--(CONTINUED)
----------------------------------------------------   --------
             SHARES OR PRINCIPAL AMOUNT                 VALUE
----------------------------------------------------   --------
COMMON STOCKS--EMERGING EUROPE, MID-EAST,
AFRICA--4.6%--(CONTINUED)

                                        MEXICO--2.0%
     100      Corporacion Geo (Real estate).........   $    555
      20      FEMSA - UBD (Beverages)...............        623
     150      San Luis Corporacion (Auto parts).....        584
     480      Grupo Financiero Banorte - B
                (Banking)...........................        534
     425      Grupo Elektra S.A.
                (Retail/specialty)..................        423
      25      T V Azteca - ADR (Televised media)....        270
                                                       --------
                                                          2,989
                                                       --------
TOTAL COMMON STOCK--86.7%
  (cost $110,549)...................................    133,049
                                                       --------

PREFERRED STOCKS
                                        BRAZIL--1.7%
   9,700      Duratex - PN (Wood products
                manufacturer).......................        377
  35,600      EMBRAER - PN (Aircraft
                manufacturer).......................        631
   3,263      TELESP - PN (Telecommunication).......        767
   6,600      *TELERJ Cellular - PN (Cellular
                service)............................        393
   6,000      *TELESP Cellular - PN (Cellular
                service)............................        498
                                                       --------
                                                          2,666
                                                       --------
                                       GERMANY--1.8%
       1      Jil Sander AG (Fashion accessories)...        438
      12      Mobel Walther AG (Furniture stores)...        561
       1      Wella AG (Health and personal
                products)...........................      1,679
                                                       --------
                                                          2,678
                                                       --------
TOTAL PREFERRED STOCK--3.5%
  (cost $4,744).....................................      5,344
                                                       --------
SHORT-TERM INVESTMENT--10.5%
$ 16,051      Investors Bank & Trust Company
                Repurchase Agreement, 5.20%, dated
                6/30/98, collateralized by U.S.
                Government Security with market
                value of $16,854 with 7/1/98
                repurchase date (cost $16,051)......     16,051
                                                       --------
TOTAL INVESTMENTS--100.7%...........................    154,444
LIABILITIES, PLUS CASH AND OTHER ASSETS--(.7%)......       (995)
                                                       --------
NET ASSETS--100.0%..................................   $153,449
                                                       ========

---------------
* Non-income producing securities
GDR = Global Depository Receipt
ADR = American Depository Receipt

At June 30, 1998 the Fund's Portfolio of Investments includes the following categories:
Finance - 16.1%; Consumer Non-Durables - 11.0%; Producer Manufacturing - 10.7%; Commercial Services - 10.1%; Electronic Technology - 9.8%; Retail Trade - 9.1%; Consumer Services - 6.7%; Technology Services - 5.8%; Health Technology - 3.5%; Industrial Services - 3.3%; Non-Energy Minerals - 3.1%; Energy Minerals -2.8%; Process Industries - 2.8%; Utilities - 1.7%; Consumer Durables - 1.6%; Transportation -1.2%; and Health Services - 0.7%

June 30, 1998                                            Semi-Annual Report   15

                    ----------------------------------------------------------
                    EMERGING MARKETS GROWTH FUND
                    ----------------------------------------------------------

                    ..........................................................
                    PERFORMANCE HIGHLIGHTS
                    ..........................................................

                    ----------------------------------------------------------
                    June 30, 1998(a)
                    _______________

Emerging Markets Growth Fund........ (13.00)%
  Morgan Stanley Capital
  International Emerging Markets
    Free Index...................... (22.31)


                    ..........................................................
                    INVESTOR INFORMATION
                    ..........................................................
                    June 30, 1998(b)
                    ________________

Ending Net Assets (in millions)...   $ 4
Portfolio Turnover Rate (%).......    71
Expense Ratio (%).................  2.25(c)

                    ----------------------------------------------------------
                    (a) For the period May 1, 1998 (Commencement of Operations)
                        to June 30, 1998.

                    (b) Rates are annualized.

                    (c) Without the waiver of expenses the expense ratio would have been 5.22%.

                    ----------------------------------------------------------
                    A LETTER FROM THE PORTFOLIO MANAGERS
                    ----------------------------------------------------------

                    Dear Shareholders:

[PHOTO OF]          Launched on May 1, 1998, the William Blair Emerging Markets
W. George Greig     Growth Fund returned -13% for the two months ended June 30 vs a decline of 23% for its benchmark, the Morgan Stanley
                    Capital International Emerging Markets (Free) Index. As with our other growth-oriented funds, our philosophy in emerging markets is to invest in companies with proprietary market position, asset quality and financial strength, shareholder-oriented management and above-average growth potential.

                    The second quarter of 1998 was the worst three month period in emerging market equities in the last ten years, easily surpassing the quarters that included the so-called tequila crisis (1995) and the Gulf War (1990). Reversing a rally that began with the Chinese New Year in January, most markets went back down to--and in a few cases below--the previous lows of October and January. In addition, the majority of emerging market currencies, including several unaffected by the Asian crisis, lost significant value against the U.S. dollar.

[PHOTO OF]          The principal cause of the second quarter panic was fear
Jeffrey A. Urbina   that declining growth rates in Japan and China would prompt competitive devaluations in their currencies, and that no policy response could arrest the implosion of aggregate demand and debt deflation that threatened the region. This apprehension fed on events, such as Suharto's overthrow and the India/Pakistan nuclear tests, that aggravated risk aversion and sent short-term capital costs through the roof.
                    In turn, high real interest rates seemed to scare off more capital than they attracted, not least because of their impact on corporate and sovereign borrowers. And as an added complication, commodity deflation (partially caused by the collapse in Asian demand) significantly undermined growth prospects in economies such as Mexico, Russia and South
                    Africa.


16  William Blair Mutual Funds, Inc.                             June 30, 1998

                    At this point, twelve months into the Asian crisis, we are probably past the worst in terms of adjusting growth expectations, but there is still little visibility of recovery. Crisis management on the part of the affected governments, the IMF, and the G7 seems to be competent and improving, although the right mix of monetary policy and financial regulation is a trial and error process. On balance, the outlook for emerging markets seem to be stabilizing, but a smooth workout is not yet assured.

                    In the context of the long term growth outlook of developing economies, however, the values available to emerging market investors are exceptional, perhaps comparable to the values in developed markets 25 years ago. Most emerging markets, on most valuation measures, sell for 40-70% of developed market norms, with real growth prospects two to three times those of mature economies.


                    /s/ W. George Grieg              /s/ Jeffrey A. Urbina

                    ..........................................................
                    EMERGING MARKETS GROWTH FUND
                    ..........................................................

                    ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000


                                   [GRAPH]

                                       5/1/98         5/31/98           6/30/98
                                      -------         -------           -------
Emerging Markets Growth Fund          $10,000           9,700             8,700

         MSCI EM Free Index           $10,000           8,600             7,700



June 30, 1998                                              Semi-Annual Report 17

 ................................................................................
EMERGING MARKETS GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

------------------------------------------------------   ------
                        SHARES                           VALUE
------------------------------------------------------   ------
COMMON STOCKS--ASIA--13.8%
CHINA--1.5%
  132      Founder (Hong Kong) Ltd. (Publishing
             software)................................   $   56
                                                         ------
INDIA--7.0%
   30      MTNL (Telecommunication services)..........      126
    4      NIIT Ltd. (Software).......................      134
                                                         ------
                                                            260
                                                         ------
INDONESIA--2.0%
  120      PT Daya Guna Sumadera (Fishing)............       73
                                                         ------
THAILAND--3.3%
   40      Thai Union Frozen Products (Frozen
             seafood).................................      123
                                                         ------

COMMON STOCKS--EUROPE, MID-EAST, AFRICA--27.1%
GREECE--2.5%
    3      Chipita (Snacks and bakery products).......       95
                                                         ------
HUNGARY--4.4%
    2      Gedeon Richter RT (Pharmaceuticals)........      161
                                                         ------
ISRAEL--3.1%
    3      Nice Systems Ltd.--ADR (Computer
             telephony)...............................      113
                                                         ------
POLAND--3.3%
   10      Elektrim SA (Telecommunication/ wire
             manufacturer)............................      121
                                                         ------
BOTSWANA--2.2%
   60      Sechaba Brewery Holdings (Beverages).......       80
                                                         ------
SOUTH AFRICA--9.1%
   15      Ellerine Holdings Ltd.
           (Retail/specialty).........................       82
  125      Metro Cash & Carry (Food wholesale)........       79
   30      Sasol Beperk Ltd. (Energy/minerals)........      174
                                                         ------
                                                            335
                                                         ------
TURKEY--2.5%
2,000      Arcelik A.S. (Household appliances)........       94
                                                         ------

COMMON STOCKS--LATIN AMERICA--19.0%
------------------------------------------------------   ------
              SHARES OR PRINCIPAL AMOUNT                 VALUE
------------------------------------------------------   ------
COMMON STOCKS--ASIA--13.8%
ARGENTINA--2.4%
    3      YPF Sociedad Anonima--ADR (Oil and gas)....   $   90
                                                         ------
CHILE--3.9%
    5      Vina Concha y Toro--ADR (Winery)...........      143
                                                         ------
MEXICO--12.7%
   25      Corporacion Geo (Real estate)..............      139
   30      San Luis Corporacion (Auto parts)..........      117
  100      Grupo Financiero Banorte--B (Banking)......      111
  100      Grupo Elektra S.A. (Retail/specialty)......       99
                                                         ------
                                                            466
                                                         ------

TOTAL COMMON STOCK--59.9%
  (cost $2,603).......................................    2,210
PREFERRED STOCKS
BRAZIL--12.9%
9,000      EMBRAER--PN (Aircraft manufacturer)........      159
  497      TELESP--PN (Telecommunication).............      117
2,000      *TELERJ Cellular--PN (Cellular service)....      119
1,000      *TELESP Cellular--PN (Cellular service)....       83
                                                         ------
TOTAL PREFERRED STOCK--12.9%
  (cost $513).........................................      478
                                                         ------
SHORT-TERM INVESTMENT--27.1%
 $999      Investors Bank & Trust Company Repurchase
             Agreement, 5.20%, dated 6/30/98,
             collateralized by U.S. Government
             Security with market value of $1,050 with
             7/1/98 repurchase date (cost $999).......      999
                                                         ------
TOTAL INVESTMENTS--99.9%..............................    3,687
CASH AND OTHER ASSETS, LESS LIABILITIES--.1%..........        5
                                                         ------
NET ASSETS--100.0%....................................   $3,692
                                                         ======

---------------
* Non-income producing securities
ADR = American Depository Receipt

At June 30, 1998 the Fund's Portfolio of Investments includes the following categories:
Consumer Non-Durables--17.8%; Utilities--16.0%; Finance--12.5%; Producer Manufacturing--10.0%; Energy Minerals--9.6%; Retail Trade--9.5%; Technology Services--6.9%; Health Technology--5.8%; Commercial Services--4.4%; Electronic Technology--4.1%; and Consumer Durables--3.4%

 18  William Blair Mutual Funds, Inc.                              June 30, 1998

                                 ---------------------------------------------------------------------------------------------------
                                 INCOME FUND
                                 ---------------------------------------------------------------------------------------------------

                                 ...................................................................................................
                                 PERFORMANCE HIGHLIGHTS
                                 ...................................................................................................

                                 ---------------------------------------------------------------------------------------------------
                                          6/30/98           1997           1996            1995            1994           1993
                                 ________________  _____________  _____________  ______________  ______________  _____________
Income Fund.....................             3.29%          8.03%          3.07%          14.37%          (0.74)%         7.82%
  Lehman Intermediate Govt./
     Corp. Index................             3.49           7.87           4.05           15.33           (1.93)          8.79

                                 ...................................................................................................
                                 INVESTOR INFORMATION
                                 ...................................................................................................

                                 ---------------------------------------------------------------------------------------------------
                                      6/30/98 (a)           1997           1996            1995            1994           1993
                                 ________________  _____________  _____________  ______________  ______________  _____________
Ending Net Assets (in millions).             $177           $160           $150            $147            $144           $204
Portfolio Turnover Rate (%).....               93             83             66              54              63            114
Expense Ratio (%)...............              .71            .71            .70             .68             .68            .70
                                 ---------------------------------------------------------------------------------------------------
                                 (a) Rates are annualized.

                                 ---------------------------------------------------------------------------------------------------
                                 A LETTER FROM THE PORTFOLIO MANAGER
                                 ---------------------------------------------------------------------------------------------------

                    Dear Shareholders:

[ PHOTO OF          There were many crosscurrents that affected the bond market
  BENTLEY           in the first half of 1998 but perhaps the least discussed
  M. MYER ]         was the reduced level of volatility. The ten-year U.S.
                    Treasury note's yield was 5.68% at the beginning of the year and that yield fluctuated within a range of forty basis points for the entire period (with an ending yield of 5.48%). This reduced volatility is unusual for today's more global bond market, as there have been several periods in the past when the volatility of the bond market matched that of the stock market.

                    Another result of the reduced volatility was a narrowing of return differences. Almost all of the returns in the investment grade bond market were within a range of 2.5% to 4.5% during the first six months of 1998. The Income Fund's return of 3.3% trailed the 3.5% return of the Lehman Intermediate Government / Corporate Index but was well ahead of the 2.8% return of the Lipper Short Term Mutual Fund Index. The monthly dividend of $.0525 per share was maintained and, barring some unforeseen event, it is expected to be held at this level throughout the balance of 1998.

                    Another of the crosscurrents that had influence throughout the first half was the ongoing problems in Asia. This crisis began almost one year ago and despite the continuing reports in the media to the contrary, the economic repercussions in the U.S. are probably nearing an end. The U.S. economy has shown signs of slowing but the more specific problem with the bond market is that there is a much slower economic environment already factored into the current level of interest rates. Given this somewhat overvalued environment, the Income Fund is positioned in a little more "defensive" position with slightly shorter maturities and a slightly higher cash level.

                    /s/ Bentley M. Myer

June 30, 1998                                            Semi-Annual Report 19

                    ............................................................
                    INCOME FUND
                    ............................................................

                    ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS

                              [GRAPH APPEARS HERE]


                      9/90     12/90     6/91     12/91     6/92      12/92     6/93     12/93     6/94    12/94    6/95    12/95
                    -------   -------   ------   -------   -------   -------   ------    ------   ------   ------   -----    -----
Income Fund         $10,000   10,300    10,800   12,400    12,800    13,600    13,800    13,600   13,700   14,900   15,700   15,700

                     6/96      12/96    6/97       12/97     6/98
                    ------    -------   ------    -------   ------
                    15,700     16,200   16,700    17,500    18,000

Lehman Intermed
Govt./Corp. Index   $10,000   10,400    10,900   11,900    12,300    12,800    13,600    13,900   13,500   13,600   15,000   15,700

                    15,700     16,400   16,800    17,700    18,300



20  William Blair Mutual Funds, Inc.                               June 30, 1998

 ................................................................................
INCOME FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

----------------------------------------------------  --------
                     PRINCIPAL
                       AMOUNT                          VALUE
----------------------------------------------------  --------
          U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
                       GUARANTEED OBLIGATIONS--55.4%

                                U.S. TREASURY--23.4%
$  7,500    U.S. Treasury Note, 6.25%, due
            1/31/02.................................  $  7,665
   5,875    U.S. Treasury Note, 6.625%, due
            3/31/02.................................     6,083
   9,500    U.S. Treasury Note, 7.250%, due
            5/15/04.................................    10,306
   3,000    U.S. Treasury Note, 7.250%, due
            8/15/04.................................     3,264
  11,650    U.S. Treasury Note, 7.875%, due
            11/15/04................................    13,083
   1,050    U.S. Treasury Note, 6.875%, due
            5/15/06.................................     1,137
--------                                              --------
  38,575    Total U.S. Treasury Obligations.........    41,538
--------                                              --------
        U.S. GOVERNMENT GUARANTEED OBLIGATIONS--4.0%

                 SMALL BUSINESS ADMINISTRATION--0.7%
      --    Receipt for Multiple Originator Fees, #3
              0.8110%, due 11/8/08 (Interest Only)
              WAC...................................     1,001
     326    Loan #100023, 9.375%, due 11/25/14......       348
--------                                              --------
     326    Total Small Business Administration
            Obligations.............................     1,349
--------                                              --------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II--3.3%
       5    12.000%, due 2/20/00....................         5
      21    12.500%, due 2/20/15....................        24
     377    11.000%, due 3/20/16....................       423
      12    10.500%, due 6/20/19....................        13
     310    11.000%, due 8/20/19....................       348
      48    10.500%, due 8/20/20....................        54
      48    10.500%, due 9/20/20....................        54
   4,895    5.50%, due 11/20/27.....................     4,953
--------                                              --------
   5,716    Total Government National Mortgage
--------      Association Obligations...............
                                                         5,874
                                                      --------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
                                                            11
      10    12.500%, due 4/15/14....................
                                                            36
      31    13.000%, due 11/15/14...................
                                                      --------
--------
      41    Total Government National Mortgage
--------      Association Obligations...............
                                                            47
                                                      --------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                   MOBILE HOME--0.0%
                                                             2
       1    9.750%, due 1/15/99.....................
                                                      --------
--------

----------------------------------------------------  --------
                     PRINCIPAL
                       AMOUNT                          VALUE
----------------------------------------------------  --------
          U.S. GOVERNMENT AGENCY GUARANTEED OBLIGATIONS--28.0%

     FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--16.1%
$  1,781    #1296, Tranche J, 11.623%, due
            7/15/99.................................  $  1,852
     403    #1475, Tranche SC, 9.09% FR, due
            2/15/08.................................       407
   4,268    #1544, Tranche TM, 9.06%, due 7/15/08...     4,402
   1,150    #1561, Tranche SC, 7.802%, due
            8/15/08.................................     1,132
   1,092    #1693, Tranche S, 5.85%, due 9/15/08....     1,021
     939    #1600, Tranche SE, 8.4500% , due
            10/15/08................................       966
   2,003    #1655, Tranche SC, 7.438%, due
            12/15/08................................      1999
     652    #1662, Tranche T, 7.2570% , due
            1/15/09.................................       656
   5,000    #21, Tranche G, 5.60% , due 12/15/16....     4,968
   6,250    #117, Tranche G, 8.50%, due 1/15/21.....     6,716
     637    #1500, Tranche SJ, 7.011%, due
            12/15/22................................       627
     466    #1492, Tranche SE, 10.133%, due
            3/15/23.................................       468
   2,286    #1608, Tranche SE, 8.959%, due
            6/15/23.................................     2,459
     813    #1542, Tranche S, 14.346%, due
            7/15/23.................................       827
--------                                              --------
  27,740    Total FHLMC Mortgage Obligations........    28,500
--------                                              --------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--11.9%
     149    1991-79, Tranche S, 16.809% FR, due
            7/25/98.................................       150
     747    8.543%, due 11/25/07....................       755
   1,838    8.00%, due 11/25/08.....................     1,872
   3,228    10.00%, due 9/1/09......................     3,421
   2,477    10.50%, due 3/1/10......................     2,649
   2,947    10.50%, due 1/1/13......................     3,208
   2,263    11.500%, due 1/1/13.....................     2,521
   4,803    8.50%, due 5/1/13.......................     5,029
      52    13.25%, due 8/1/14......................        61
   1,100    1990-114, Tranche D, 9.00%, due
            5/25/16.................................     1,116
     266    1993-19, Tranche SH, 11.2339%, due
            4/25/23.................................       293
--------                                              --------
  19,870    Total FNMA Mortgage Obligations.........    21,075
--------                                              --------
  92,269    Total U.S. Government and U.S.
--------      Government Agency Guaranteed
              Obligations...........................
                                                        98,385
                                                      --------

June 30, 1998                                            Semi-Annual Report   21

 ................................................................................
INCOME FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

--------------------------------------   -----------    --------
              PRINCIPAL                  S&P RATING
                Amount                   (UNAUDITED)     VALUE
--------------------------------------   -----------    --------
          COLLATERALIZED MORTGAGE OBLIGATIONS--23.3%
$    796    Polk Co. HFA, 1991-1,
              Tranche A-2, 9.550%, due
              1/15/11.................       AAA        $    832
  12,464    Morgan Keegan Funding I,
              L.P., 8.000%, due
              4/25/11.................       AA-          12,757
      95    Residential Finance Corp.,
              1991-11, Tranche A-2,
              10.000%, due 4/01/21....       AA-              95
     628    Resolution Trust Corp.,
              1992-2, Tranche A,
              7.9221%, due 8/25/21....       AA-             639
     148    Resolution Trust Corp.,
              1991-3, Tranche A-2,
              10.372%, due 8/25/21....      AAA-             154
   3,298    Bear, Stearns & Co.,
              1992-3B1 7.548%, due
              5/25/23.................        AA           3,397
   5,873    Prudential Home Mortgage,
              1993-62 6.75%, due
              12/26/23................       AAA           5,908
   1,117    Goldman Sachs Mortgage
              Security, 98 8.00%, due
              6/19/24.................        A+           1,157
     563    Resolution Trust Corp.,
              1992-5, Tranche 5-C,
              8.621%, due 1/25/26.....        AA             578
   5,500    Headlands Mortgage Corp.,
              1997-1 AI7, 7.25%, due
              3/25/27.................       AAA           5,573
   5,000    Residential Asset
              Securities, 7.125%, due
              7/25/27.................       AAA           5,048
   5,102    Residential Asset
--------      Securities, 98, Tranche
              A 6.75%, due 7/25/28....
                                             AAA           5,123
                                                        --------
  40,584    Total Collateralized
--------      Mortgage Obligations....
                                                          41,261
                                                        --------
          CORPORATE OBLIGATIONS--12.6%
   1,250    Sears, Roebuck Corp.
              Medium Term Note, 9.75%,                     1,327
              due 3/21/00.............        A-
   1,500    Household Finance Corp.
              Medium Term Note,                            1,653
              10.38%, due 12/15/00....         A

                  CORPORATE OBLIGATIONS--(CONTINUED)
--------------------------------------   -----------    --------
              PRINCIPAL                  S&P RATING
                Amount                   (unaudited)     Value
--------------------------------------   -----------    --------
$  3,900    Salomon Smith Barney Note,
              6.375% due 10/1/04......        A+        $  3,913
   4,044    Society National Bank
              Subordinated Note,
              7.25%, due 6/1/05.......        A-           4,266
   3,000    Merrill Lynch & Company,
              Inc. Note, 7.00%, due
              1/15/07.................       AA-           3,146
   3,350    Applied Materials Inc.
              Note, 6.75%, due
              10/15/07................      BBB+           3,406
   2,500    Amgen, Inc. Note, 6.50%,
              due 12/1/07.............         A           2,554
   2,100    Dover Corp, Note 6.25%,
--------      due 6/1/08..............
                                              A+           2,109
                                                        --------
  21,644    Total Corporate                               22,374
              Obligations.............
                                                        --------
--------
 154,497    TOTAL LONG TERM
--------      INVESTMENTS--91.3%
              (cost $160,330).........
                                                         162,020
                                                        --------
          SHORT-TERM INVESTMENTS--7.6%
   2,006    Associates Corp. of North
              America Demand Note,                         2,006
              5.497%, due 7/1/98......      A-1+
   1,500    Ford Motor Credit Corp.                        1,500
              5.52% due 7/24/98.......       A-2
   3,000    Beneficial Corporation                         3,000
              5.52%, due 8/14/98......       A-2
   7,000    General Electric
--------      Corporation, Puerto Rico
              5.52%-5.54%, due
              7/8/98-8/26/98..........
                                            A-1+           7,000
                                                        --------
  13,506    Total Short-Term
              Investments                                 13,506
              (cost $13,506)..........
                                                        --------
--------
$168,003    TOTAL                                        175,526
              INVESTMENTS--98.9%......
========
            CASH AND OTHER ASSETS,
              LESS                                         1,905
              LIABILITIES--1.1%.......
                                                        --------
                                                        $177,431
            NET ASSETS--100.0%........
                                                        ========

---------------
WAC = Weighted Average Coupon

FR = Floating Rate

                See accompanying Notes to Financial Statements.

 22  William Blair Mutual Funds, Inc.                              June 30, 1998

                                 ---------------------------------------------------------------------------------------------------
                                 READY RESERVES FUND
                                 ---------------------------------------------------------------------------------------------------
                                 ...................................................................................................
                                 PERFORMANCE HIGHLIGHTS
                                 ...................................................................................................

                                 ---------------------------------------------------------------------------------------------------
                                 6/30/98 (a)            1997              1996           1995              1994            1993
                                 ----------        ---------          --------       ---------         --------        --------
Ready Reserves Fund                    4.96%            5.01%             4.88%           5.46%            3.70%            2.6%
  S&P-rated AAA Money
     Market Funds                      4.95             5.00              4.87            5.45             3.64             2.0

                                 ...................................................................................................
                                 INVESTOR INFORMATION
                                 ...................................................................................................

                                 ---------------------------------------------------------------------------------------------------
                                 6/30/98 (a)            1997              1996           1995              1994            1993
                                 ----------        ---------          --------       ---------         --------        --------
Ending Net Assets (in millions)        $964             $905              $761            $704             $521            $477
Expense Ratio (%)                       .69              .70               .71             .72              .71             .71
                                 ---------------------------------------------------------------------------------------------------
                                 (a) Rates are annualized.

                    ------------------------------------------------------------
                    A LETTER FROM THE PORTFOLIO MANAGER
                    ------------------------------------------------------------

                    Dear Shareholders:

[PHOTO OF           There was very little movement in the short end of the
Bentley M.          fixed-income market in the first half of 1998. Yields
Myer]               varied within a range of fifteen basis points during the
                    period as the Federal Reserve Board did not make any changes in its policy. However, there were several times when the Fed looked like they would move to raise rates but the continuing problems in Asia probably convinced them that the timing was not right.

                    Despite these signals, the money market area is currently discounting not a rise in short-term rates but almost a decline in rates. The difference in yield from overnight commercial paper to 270-day commercial paper is less than 10 basis points. There is little incentive therefore to extend maturities and the Ready Reserves FundOs average maturity reflects this. That average was 42 days at the end of the first half, which is at the shorter end of the standard range of 35 to 60 days. In addition, the quality profile is still very high as there is also very little yield difference between top rated commercial paper and the other tiers of commercial paper.

                    The return for the Fund was 4.96% for the first six months, which about matched the 4.95% return of the S & P rated AAA average. Assets grew quite a bit,particularly during the first part of the year. Assets were $905 million at the start of the year and reached a peak of about $1.075 billion before declining recently. This growth probably reflects both changes in asset mix as well as a continuing flight to safety.

                    /s/ Bentley M. Myer



June 30, 1998                                             Semi-Annual Report  23

 ................................................................................
READY RESERVES FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

-------------------------------------------------    ---------
PRINCIPAL                                            AMORTIZED
 AMOUNT                                                COST
-------------------------------------------------    ---------
          U.S. GOVERNMENT AGENCY GUARANTEED--7.7%
$  1,867     Agency for International
               Development, Peru VRN 5.85%,
               8/1/98............................    $  1,867
  24,270     Federal Home Loan Bank VRN
               5.72-5.75%, 11/12/98-4/23/99......      24,270
  20,000     Federal Home Loan Bank VRN
               5.472%, 3/10/99...................      19,983
   2,951     Federal Home Loan Mortgage Corp.,
               VRN 7.75%, 10/15/98...............       2,964
  10,000     Federal National Mortgage
               Association, VRN 5.558%, 7/5/98...       9,998
  15,000     Student Loan Marketing Association,
--------       VRN 5.378%, 7/7/98................
                                                       14,999
                                                     --------
                                                       74,081
  74,088
                                                     --------
--------
             DEMAND NOTE--0.1%
   1,258     Associates Corporation of North
--------       America, VRN 5.50%, 7/1/98........
                                                        1,258
                                                     --------

             COMMERCIAL PAPER--92.6%
             MANUFACTURING--21.3%
  29,930     Chrysler Finance Corporation              29,786
               5.50%-5.75%, 7/6/98-8/17/98.......
   7,500     Dover Corporation                          7,467
               5.53%, 7/30/98....................
  19,608     Ford Motor Credit Company of Puerto       19,542
               Rico, Inc. 5.50%, 7/23/98.........
   8,709     Ford Motor Credit Company                  8,661
               5.51%, 8/6/98.....................
  20,756     General Electric Capital Corporation      20,716
               5.49%, 7/13/98-7/14/98............
  29,045     General Electric Capital Services of
               Puerto Rico, Inc.                       28,804
               5.50%-5.54%, 7/24/98-9/10/98......
  43,826     General Electric Capital Services
               Corp.                                   43,435
               5.50%-5.53%, 7/20/98-9/17/98......
   2,260     General Electric Company                   2,251
               5.50%, 7/27/98....................
  31,237     General Motors Acceptance Corp.           31,072
               5.50%-5.53%, 7/27/98-9/4/98.......
  13,500     Paccar Financial Corporation
--------       5.48%, 7/22/98-8/3/98.............
                                                       13,448
                                                     --------
                                                      205,182
 206,371
                                                     --------
--------
             INSURANCE--19.9%
  49,761     American General Corporation              49,283
               5.48%-5.53%, 7/27/98-9/18/98......
  30,712     American General Finance Corporation      30,460
               5.49%-5.53%, 7/21/98-9/9/98.......
  17,058     Aon Corporation                           16,984
               5.53%-5.54%, 7/24/98-8/6/98.......
  42,520     General Re Corporation                    42,145
               5.49%-5.52%, 7/24/98-8/31/98......

-------------------------------------------------    ---------
PRINCIPAL                                            AMORTIZED
 AMOUNT                                                COST
-------------------------------------------------    ---------
                       COMMERCIAL PAPER--(CONTINUED)
$ 26,188     Met Life Funding, Inc.
               5.53%-5.54%, 7/27/98-9/8/98.......    $ 25,951
  27,225     Prudential Funding Corporation
--------       5.51%-5.52%, 8/12/98-8/21/98......
                                                       27,027
                                                     --------
                                                      191,850
 193,464
                                                     --------
--------
             FINANCE--19.5%
   4,500     American Express Credit Company            4,475
               5.50%, 8/7/98.....................
  44,536     Associates Corporation of North
               America                                 44,258
               5.49%-5.52%, 7/6/98-9/9/98........
  37,895     Associates First Capital Corporation      37,697
               5.48%-5.53%, 7/8/98-8/31/98.......
  23,311     AVCO Financial Services, Inc.             23,275
               5.49%-5.53%, 7/1/98-7/29/98.......
  48,725     Block Financial Corporation               48,324
               5.49%-5.56%, 7/7/98-9/28/98.......
  13,386     CIT Group Holdings                        13,270
               5.51%, 8/26/98-8/27/98............
  17,325     Norwest Financial, Inc.
--------       5.51%, 8/18/98-8/20/98............
                                                       17,195
                                                     --------
                                                      188,494
 189,678
                                                     --------
--------
             BROKERAGE--12.4%
  40,085     Goldman, Sachs & Company                  39,786
               5.51%-5.52%, 8/10/98-8/28/98......
  39,640     Merrill Lynch & Company, Inc.             39,320
               5.51%-5.54%, 7/17/98-9/9/98.......
  40,656     Morgan Stanley Dean Witter Group,
--------       Inc.
               5.50%-5.52%, 7/6/98-7/28/98.......
                                                       40,559
                                                     --------
                                                      119,665
 120,381
                                                     --------
--------
             ENERGY--6.0%
  13,812     Atlantic Richfield & Company              13,695
               5.53%, 8/25/98....................
  44,300     Chevron U.K. Investment plc
--------       5.48%-5.53%, 7/7/98-9/10/98.......
                                                       44,058
                                                     --------
                                                       57,753
  58,112
                                                     --------
--------
             CHEMICAL/FOREST--4.7%
  27,750     DuPont (E.I.) De Nemours & Co.            27,679
               5.49%-5.53%, 7/15/98-8/13/98......
  17,235     Monsanto Co.
--------       5.51%-5.52%, 7/27/98-8/28/98......
                                                       17,123
                                                     --------
                                                       44,802
  44,985
                                                     --------
--------
             MERCHANDISING--3.6%
  35,009     Winn Dixie Stores Inc.
--------       5.51%-5.53%, 7/7/98-9/22/98.......
                                                       34,890
                                                     --------
             DRUGS/HEALTH--2.1%
  20,000     Glaxo Wellcome plc
--------       5.47%-5.51%, 7/9/98-7/31/98.......
                                                       19,953
                                                     --------

 24  William Blair Mutual Funds, Inc.                              June 30, 1998

 ................................................................................
READY RESERVES FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1998 (all amounts in thousands) (unaudited)

-------------------------------------------------    ---------
PRINCIPAL                                            AMORTIZED
 AMOUNT                                                COST
-------------------------------------------------    ---------
                       COMMERCIAL PAPER--(CONTINUED)
             UTILITIES--ENERGY & GAS--1.5%
$ 14,643     National Rural Utilities Cooperative
--------       Finance Corporation
               5.45%-5.47%, 7/9/98-7/22/98.......
                                                     $ 14,615
                                                     --------
             BANKING--0.8%
   8,000     J.P. Morgan & Company, Inc.
--------       5.48%, 7/17/98....................
                                                        7,981
                                                     --------
             FOOD/BEVERAGE/TOBACCO--0.8%
   7,350     Unilever NV, plc
--------       5.50%, 7/29/98....................
                                                        7,320
                                                     --------

-------------------------------------------------    ---------
PRINCIPAL                                            AMORTIZED
 AMOUNT                                                COST
-------------------------------------------------    ---------
                       COMMERCIAL PAPER--(CONTINUED)
$897,993     TOTAL COMMERCIAL PAPER..............    $892,505
                                                     --------
--------
$973,339     TOTAL INVESTMENTS--100.4%
========       (cost $967,844)...................
                                                      967,844
             LIABILITIES, PLUS CASH AND OTHER
             NET ASSETS--(0.4%)..................      (3,783)
                                                     --------
                                                     $964,061
             NET ASSETS--100.0%..................
                                                     ========
             PORTFOLIO WEIGHTED AVERAGE               42 Days
             MATURITY............................

---------------
VRN = Variable Rate Note

                See accompanying Notes to Financial Statements.

June 30, 1998                                            Semi-Annual Report   25

 ................................................................................
STATEMENTS OF ASSETS AND LIABILITIES
 ................................................................................
JUNE 30, 1998 (all amounts in thousands) (unaudited)

                                         ---------------------------------------------------------------------
                                                                                EMERGING
                                                      VALUE     INTERNATIONAL   MARKETS                READY
                                          GROWTH    DISCOVERY      GROWTH        GROWTH     INCOME    RESERVES
                                           FUND       FUND          FUND          FUND       FUND       FUND
                                         --------   ---------   -------------   --------   --------   --------
ASSETS
Investments, at market (cost $428,362;
  $38,381; $131,344; $4,115; $173,797;
  and $967,844, respectively)..........  $692,267     $43,694        $154,444     $3,687   $175,526   $967,844
Cash...................................        --          --           1,210          2         --         --
Receivable for:
  Fund shares sold.....................     3,504          71           1,424         38        487     12,538
  Investments sold.....................       996         381           1,152        211         --         --
  Interest and dividends...............       772          48             123          5      1,728      1,015
  Foreign withholding tax..............        --          --             145         --         --         --
Deferred organization costs............        --          32                         32         --         --
Other assets...........................        15          --               1         --          1          4
                                         --------   ---------   -------------   --------   --------   --------
      Total assets.....................   697,554      44,226         158,499      3,975    177,742    981,401
LIABILITIES
Payable for:
  Fund shares redeemed.................     1,086           1             562         --         --     14,636
  Investments purchased................        --       1,409           4,247        238        173         --
  Dividends............................                    --              --         --         --      1,999
  Management fee and organization costs
    (Notes 1 and 2)....................       409         246             139         40         89        494
  Unrealized depreciation on futures
    and foreign currency forward
    contracts..........................        --          32              47         --         --         --
Other..................................        85         111              55          5         49        211
                                         --------   ---------   -------------   --------   --------   --------
      Total liabilities................     1,580       1,799           5,050        283        311     17,340
                                         --------   ---------   -------------   --------   --------   --------
         Net Assets....................  $695,974     $42,427        $153,449     $3,692   $177,431   $964,061
                                         ========   =========   =============   ========   ========   ========
CAPITAL
Capital stock ($0.001 par value 38,589;
  2,985; 10,172; 425; 16,966; and
  964,166 shares issued and
  outstanding, respectively)...........  $     39     $     3        $     10      $   1   $     17    $   964
Paid-in-surplus........................   384,430      34,169         128,952      4,239    180,099    963,202
Net unrealized appreciation
  (depreciation) on investments,
  futures and foreign currency
  transactions.........................   263,905       5,401          23,040       (428)     1,729         --
Accumulated undistributed net realized
  gain (loss) on investments, futures
  and foreign currency transactions....    47,431       2,783           1,120       (128)    (5,090)      (109)
Undistributed net investment income
  (loss)...............................       169          71             327          8        676          4
                                         --------   ---------   -------------   --------   --------   --------
         Net Assets....................  $695,974     $42,427        $153,449     $3,692   $177,431   $964,061
                                         ========   =========   =============   ========   ========   ========
Net asset value per share..............  $  18.04     $ 14.21        $  15.09     $ 8.70   $  10.46   $   1.00
                                         ========   =========   =============   ========   ========   ========

                See accompanying Notes to Financial Statements.

 26  William Blair Mutual Funds, Inc.                              June 30, 1998

 ................................................................................
STATEMENTS OF OPERATIONS
 ................................................................................
JUNE 30, 1998 (all amounts in thousands) (unaudited)

                               --------------------------------------------------------------------------------------------------
                                                                                        EMERGING
                                                  VALUE           INTERNATIONAL         MARKETS                           READY
                                GROWTH          DISCOVERY            GROWTH              GROWTH          INCOME          RESERVES
                                 FUND             FUND                FUND              FUND(A)           FUND             FUND
                               --------         ---------         -------------         --------         -------         --------
INVESTMENT INCOME
  Interest...................   $   992             $ 168                $  301           $ 14           $ 5,823         $ 27,753
  Dividends..................     1,831               166                 1,163              7                --               --
  Less foreign tax
    withheld.................        --                --                  (135)            --                --               --
                               --------         ---------         -------------          -----           -------         --------
                                  2,823               334                 1,329             21             5,823           27,753
EXPENSES
  Investment advisory fees...     2,387               214                   802              8               499            2,944
  Custodian fees.............        68                 7                   106              2                19              107
  Transfer agent fees........        59                 8                    10              2                12              166
  Professional fees..........        23                18                    22              8                22               26
  Registration fees..........         8                 6                     6              1                 8               41
  Organization costs.........        --                 4                    --              1                --               --
  Miscellaneous..............       109                24                    56              8                24              159
                               --------         ---------         -------------          -----           -------         --------
    Total expenses before
      waiver.................     2,654               281                 1,002             30               584            3,443
      Less expenses waived
         and absorbed by
         Company.............        --                --                    --            (17)               --               --
                               --------         ---------         -------------          -----           -------         --------
    Net investment income....       169                53                   327              8             5,239            3,443
Net realized and unrealized
  gain (loss) on investments,
  foreign currency
  transactions and other
  assets and liabilities
    Net realized gain (loss)
      on investments.........    47,375             2,276                   781           (128)                9               --
    Net realized gain on
      futures................                         506
    Net realized loss on
      foreign currency
      transactions and other
      assets and
      liabilities............                                               (25)
                               --------         ---------         -------------          -----           -------         --------
    Total net realized gain
      (loss).................    47,375             2,782                   756           (128)                9               --
Change in net unrealized
  appreciation (depreciation)
  on investments and other
  assets and liabilities.....    55,215               227                18,129           (428)              183               --
                               --------         ---------         -------------          -----           -------         --------
Net increase (decrease) in
  net assets resulting from
  operations.................  $102,759            $3,062               $19,212          $(548)          $ 5,431         $ 24,310
                               ========         =========         =============          =====           =======         ========

---------------

(a) For the period May 1, 1998 (Commencement of Operations) to June 30, 1998

                See accompanying Notes to Financial Statements.

June 30, 1998                                            Semi-Annual Report   27

 ................................................................................
STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................
FOR THE PERIOD ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (all amounts in thousands) (unaudited)

                               -----------------------------------------------------------------------------------------------
                                                                                                EMERGING
                                                            VALUE            INTERNATIONAL      MARKETS
                                      GROWTH              DISCOVERY             GROWTH           GROWTH          INCOME
                                       FUND                 FUND                 FUND             FUND            FUND
                               --------------------   -----------------   -------------------   --------   -------------------
                                 1998       1997       1998      1997       1998       1997     1998(A)      1998       1997
                                 ----       ----       ----      ----       ----       ----     -------      ----       ----
OPERATIONS
 Net investment income
   (loss)....................  $    169   $    (892)  $    53   $    61   $    327   $     12    $    8    $  5,239   $  9,707
  Net realized gain (loss) on
    investments, futures and
    foreign currency
    transactions and other
    assets and liabilities...    47,375      29,286     2,782       747        756     17,013      (128)          9      1,058
  Change in net unrealized
    appreciation
    (depreciation) on
    investments, futures and
    other assets and
    liabilities..............    55,215      70,793       227     5,174     18,129     (9,021)     (428)        183        973
                               --------   ---------   -------   -------   --------   --------    ------    --------   --------
  Net increase (decrease) in
    net assets resulting from
    operations...............   102,759      99,187     3,062     5,982     19,212      8,004      (548)      5,431     11,738
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
 Net investment income.......        --          --        --       (43)        --       (664)(b)      --    (4,678)    (9,704)
  Net realized gain..........        --     (29,286)       --      (746)        --    (15,931)       --          --         --
                               --------   ---------   -------   -------   --------   --------    ------    --------   --------
                                     --     (29,286)       --      (789)        --    (16,595)       --      (4,678)    (9,704)
CAPITAL STOCK TRANSACTIONS
 Shares sold.................    69,974     118,126    11,822    23,070     34,451     45,557     4,240      27,677     21,930
  Shares issued in
    reinvestment of income
    dividends and capital
    gain distributions.......        --      26,500        --       752         --     15,576        --       3,388      6,970
  Less shares redeemed.......   (68,112)   (124,958)   (2,811)     (836)   (28,961)   (28,943)       --     (14,442)   (20,885)
                               --------   ---------   -------   -------   --------   --------    ------    --------   --------
Change from capital stock
  transactions...............     1,862      19,668     9,011    22,986      5,490     32,190     4,240      16,623      8,015
                               --------   ---------   -------   -------   --------   --------    ------    --------   --------
  Change in net assets.......   104,621      89,569    12,073    28,179     24,702     23,599     3,692      17,376     10,049
Net assets
  Beginning of period........   591,353     501,784    30,354     2,175    128,747    105,148        --     160,055    150,006
                               --------   ---------   -------   -------   --------   --------    ------    --------   --------
  End of period..............  $695,974   $ 591,353   $42,427   $30,354   $153,449   $128,747    $3,692    $177,431   $160,055
                               ========   =========   =======   =======   ========   ========    ======    ========   ========
Undistributed net investment
  income at the end of the
  period.....................  $    169          --   $    71   $    17   $    327         --    $    8    $    676   $    115
                               ========   =========   =======   =======   ========   ========    ======    ========   ========
CAPITAL STOCK TRANSACTIONS
 Shares sold.................     4,142       8,330       845     2,133      2,303      2,935       425       2,647      2,123
  Shares issued in
    reinvestment of income
    dividends and capital
    gain distributions.......        --       1,803        --        60         --      1,211        --         325        676
  Less shares redeemed.......    (4,066)     (8,829)     (200)      (71)    (1,929)    (1,888)       --      (1,382)    (2,025)
                               --------   ---------   -------   -------   --------   --------    ------    --------   --------
Change from capital stock
  transactions...............        76       1,304       645     2,122        374      2,258       425       1,590        774
                               ========   =========   =======   =======   ========   ========    ======    ========   ========

                               ------------------------

                                        READY
                                       RESERVES
                                         FUND
                               ------------------------
                                  1998          1997
                                  ----          ----
OPERATIONS
 Net investment income
   (loss)....................  $    24,310   $   43,151
  Net realized gain (loss) on
    investments, futures and
    foreign currency
    transactions and other
    assets and liabilities...           --           (1)
  Change in net unrealized
    appreciation
    (depreciation) on
    investments, futures and
    other assets and
    liabilities..............           --           --
                               -----------   ----------
  Net increase (decrease) in
    net assets resulting from
    operations...............       24,310       43,150
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
 Net investment income.......      (24,310)     (43,150)
  Net realized gain..........           --           --
                               -----------   ----------
                                   (24,310)     (43,150)
CAPITAL STOCK TRANSACTIONS
 Shares sold.................    1,832,785    3,202,303
  Shares issued in
    reinvestment of income
    dividends and capital
    gain distributions.......       21,806       42,208
  Less shares redeemed.......   (1,795,099)  (3,100,750)
                               -----------   ----------
Change from capital stock
  transactions...............       59,492      143,761
                               -----------   ----------
  Change in net assets.......       59,492      143,761
Net assets
  Beginning of period........      904,569      760,808
                               -----------   ----------
  End of period..............  $   964,061   $  904,569
                               ===========   ==========
Undistributed net investment
  income at the end of the
  period.....................  $         4   $        4
                               ===========   ==========
CAPITAL STOCK TRANSACTIONS
 Shares sold.................    1,832,785    3,202,303
  Shares issued in
    reinvestment of income
    dividends and capital
    gain distributions.......       21,806       42,208
  Less shares redeemed.......   (1,795,099)  (3,100,750)
                               -----------   ----------
Change from capital stock
  transactions...............       59,492      143,761
                               ===========   ==========

(a) For the period May 1, 1998 (Commencement of Operations) to June 30, 1998.

(b) Includes $664 relating to PFIC transactions which are treated as ordinary income for Federal income tax purposes in 1997.

                See accompanying Notes to Financial Statements.

 28  William Blair Mutual Funds, Inc.                              June 30, 1998

 ................................................................................
NOTES TO FINANCIAL STATEMENTS
 ................................................................................
(unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

(a) Description of the Fund

William Blair Mutual Funds, Inc. (the "Fund") is a no-load, open-end diversified mutual fund currently consisting of six portfolios, each with its own investment objective and policies.

The Growth Fund is a portfolio whose principal objective is to provide long-term appreciation of capital by investing in well-managed companies in growing industries.

The Value Discovery Fund is a portfolio whose principal objective is to seek long-term capital appreciation by investing with a value discipline primarily in the securities of small companies.

The International Growth Fund is a portfolio which invests primarily in common stocks issued by companies domiciled outside the United States and securities convertible into, exchangeable for, or having the right to buy such common stocks. The investment objective of the portfolio is long-term capital appreciation through investment in well-managed, quality, growth companies.

The Emerging Markets Growth Fund is a portfolio whose principal objective is to provide long-term appreciation by investing in well-managed quality growth companies in emerging economies worldwide.

The Income Fund is a portfolio designed to provide investors with as high a level of current income as is consistent with preservation of capital.

The Ready Reserves Fund is a money market portfolio designed for investors who are looking for professional management of their reserve assets. The Ready Reserves Fund portfolio seeks to obtain maximum current income consistent with preservation of capital and invests exclusively in high quality money market instruments.

(b) Investment Securities

Equity securities traded on a national securities exchange or market are valued at the last sale price or, in the absence of a sale on the date of valuation, at the latest bid price. Long-term fixed-income securities are valued based on market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value of a foreign security is determined based upon its sale price on the foreign exchange or market on which it is primarily traded as of the close of the appropriate exchange or market or, if there have been no sales on the date of valuation, at the latest bid price. Other securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities in all Funds except Ready Reserves Fund are valued at cost which approximates market value. Securities in Ready Reserves Fund are valued on the amortized cost method. Under this method, any premium or discount, as of the date an investment security is acquired, is amortized on a straight-line basis to maturity.

Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available. Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on an identified cost basis.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Variable rate bonds and floating rate notes earn interest at a coupon rate which fluctuates at specific time intervals. The interest rates shown in the Income Fund and Ready Reserves Fund Portfolios of Investments are the rates in effect at June 30, 1998.

(c) Share Valuation and Dividends to Shareholders

Shares are sold and redeemed on a continuous basis at net asset value. Each Fund determines net asset value per share by dividing the value of its assets, less liabilities, by the number of shares outstanding as of the close of trading on the New York Stock Exchange which is generally 3:00 p.m. Chicago time (4:00 p.m. Eastern time), on each day when the Exchange is open. In addition, the Ready Reserves Fund does not sell its shares on Columbus Day or Veterans Day. Dividends from net investment income of the Growth Fund, Value Discovery Fund, International Growth Fund and Emerging Markets Growth Fund are declared at least annually. Dividends from the Income Fund and Ready Reserves Fund are declared monthly and daily, respectively. Capital gain distributions, if any, are declared annually in December. Dividends payable to shareholders are recorded on the ex-dividend date. Dividends are determined in accordance with Federal income tax principles which may treat certain transactions differently from generally accepted accounting principles.

(d) Repurchase Agreements

June 30, 1998                                            Semi-Annual Report   29

The Fund may enter into repurchase agreements with its custodian, whereby the Fund acquires ownership of a debt security and the custodian agrees, at the time of the sale, to repurchase the debt security from the Fund at a mutually agreed upon time and price. The Fund's policy is to take possession of securities under repurchase agreements. The Fund minimizes credit risk by (i) monitoring credit exposure of the custodian and (ii) monitoring collateral value on a daily basis.

(e) Foreign Currency Translation and Forward Foreign Currency Contracts

All assets and liabilities of the International Growth Fund and the Emerging Markets Growth Fund are denominated in foreign currencies and are translated into U.S. dollar amounts at the current exchange rate at the date of valuation. The International Growth Fund and the Emerging Markets Growth Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates for the purchase or sale of a specific amount of a particular foreign currency. Additionally, from time to time, the Funds may enter into contracts to hedge the value, in U.S. dollars, of securities it currently owns. Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation. Gains and losses from foreign currency transactions associated with purchases and sales of investments and forward foreign currency contracts are included with the net realized and unrealized gain or loss on investments.

(f) Income Taxes

Each Fund intends to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since the Funds intend to distribute their taxable income to their shareholders and be relieved of all Federal income taxes. At June 30, 1998, the Income Fund and the Ready Reserves Fund have capital loss carryforwards of $5,048,000 and $109,000, respectively. These loss carryforwards, which expire in 2005, can be used to offset net capital gains.

The International Growth Fund has elected to mark-to-market its investment in Passive Foreign Investment Companies ("PFIC's") for Federal income tax purposes. In accordance with this election, the Fund recognized unrealized appreciation of $916,000 in 1997. In addition, the Fund recorded net realized losses of $400,000 on sales of PFIC's during 1997, of which $309,000 had been recognized as income in prior years. Dividends to shareholders from net investment income included $664,000 relating to PFIC's during 1997, which are treated as ordinary income from Federal income tax purposes.

(g) Organization Costs

The initial organization costs of the Value Discovery Fund and the Emerging Markets Growth Fund have been paid by William Blair & Company L.L.C. (the "Company"). The Funds will reimburse the Company for the amount of such expenses not exceeding $50,000. The deferred organization costs are being amortized on the straight-line method and repaid to the Company over a five year period.

(2) INVESTMENT ADVISORY, TRANSACTIONS WITH AFFILIATES AND DIRECTORS' FEES

The Company provides investment advisory and other administrative and accounting services to the Funds under terms of the Management Agreement. The Funds pay the Company a monthly fee determined as a specified percentage of average daily net assets. A summary of the annual rates expressed as a percentage of average daily net assets, are as follows:

Growth Fund                                                    0.75%
Value Discovery Fund                                           1.15%
International Growth Fund                                      1.10% of the first $250 million
                                                               1.00% in excess of $250 million
Emerging Markets Growth Fund                                   1.40%
Income Fund                                                    0.25% of the first $250 million
                                                               0.20% in excess of $250 million
                                                               5.00% of gross income
Ready Reserves Fund                                            0.625% of the first $250 million
                                                               0.600% of the next $250 million
                                                               0.575% of the next $2 billion
                                                               0.550% in excess of $2.5 billion

The Company has voluntarily agreed to waive the Emerging Markets Growth Fund's advisory fee and to absorb other operating expenses if total expenses exceed 2.25% of average daily net assets.

The Funds paid fees of $67,500 to non-affiliated directors of the Funds for the period ended June 30, 1998.

 30  William Blair Mutual Funds, Inc.                              June 30, 1998

(3) INVESTMENT TRANSACTIONS

Investment transactions, excluding money market instruments, for the period ended June 30, 1998, were as follows:

                                                                                          EMERGING
                                                                VALUE     INTERNATIONAL   MARKETS
                                                    GROWTH    DISCOVERY      GROWTH        GROWTH     INCOME
                                                     FUND       FUND          FUND          FUND       FUND
                                                   --------   ---------   -------------   --------   --------
                                                                   (all amounts in thousands)
Purchases........................................  $128,831   $  16,181   $      51,289   $  3,530   $ 88,645
Proceeds from sales and maturities...............   121,818      10,084          50,401        286     70,866
Gross unrealized appreciation/depreciation
  at June 30, 1998 was as follows:
  Unrealized appreciation........................  $281,165   $   7,167   $      31,660   $     19   $  2,252
  Unrealized depreciation........................    17,260       1,854           8,560        447        523
                                                   --------   ---------   -------------   --------   --------
Net unrealized appreciation (depreciation).......  $263,905   $   5,313   $      23,100   $   (428)  $  1,729
                                                   ========   =========   =============   ========   ========

Cost of investments is the same for financial statement and Federal income tax purposes, except for International Growth Fund where the cost was $130,295 at June 30, 1998.

(4) FORWARD FOREIGN CURRENCY CONTRACTS

In order to protect itself against a decline in the value of foreign currency against the U.S. dollar, the International Growth Fund enters into forward foreign currency contracts with its custodian. International Growth Fund bears the market risk that arises from changes in foreign exchange rates and bears the credit risk if the counterparty fails to perform under the contract. The net realized and unrealized gains and losses associated with forward contracts are reflected in the accompanying financial statements. At June 30, 1998, the International Growth Fund had the following forward foreign currency contracts outstanding:

                      FOREIGN CURRENCY                         CONTRACTS                       UNREALIZED
                      TO BE DELIVERED                          AMOUNT IN       SETTLEMENT         LOSS
                        (PURCHASED)                           U.S. DOLLARS        DATE         AT 6/30/98
                      ----------------                        ------------     ----------      ----------
                                                                       (all amounts in thousands)
695,550 Japanese Yen........................................    $ 5,000       July 9, 1998         $69
(696,000) Japanese Yen......................................    $(5,000)      July 9, 1998          --

 ................................................................................
FINANCIAL HIGHLIGHTS
 ................................................................................
GROWTH FUND
 ................................................................................

                                                                                       YEARS ENDED DECEMBER 31,
                                                              JUNE 30,   ----------------------------------------------------
                                                              1998(a)      1997       1996       1995       1994       1993
                                                              --------   --------   --------   --------   --------   --------
Net asset value, beginning of year..........................  $ 15.350   $ 13.480   $ 11.900   $  9.600   $  9.730   $  9.390
Income from investment operations:
  Net investment income (loss)..............................      .004      (.023)     (.010)      .034       .027       .035
  Net realized and unrealized gain on investments...........     2.686      2.694      2.144      2.750       .581      1.389
                                                              --------   --------   --------   --------   --------   --------
Total from investment operations............................     2.690      2.671      2.134      2.784       .608      1.424
Less distributions from:
  Net investment income.....................................        --         --       .010       .030       .025       .035
  Net realized gain.........................................        --       .801       .544       .454       .713      1.049
                                                              --------   --------   --------   --------   --------   --------
Total distributions.........................................        --       .801       .554       .484       .738      1.084
                                                              --------   --------   --------   --------   --------   --------
Net asset value, end of period..............................  $ 18.040   $ 15.350   $ 13.480   $ 11.900   $  9.600   $  9.730
                                                              ========   ========   ========   ========   ========   ========
Total return (%)............................................     17.52      20.07      17.99      29.07       6.45      15.51
Ratios to average daily net assets (%):
  Expenses..................................................       .83        .84        .79        .65        .71        .78
  Net investment income (loss)..............................       .06       (.16)      (.08)       .34        .32        .38
Supplemental data:
  Net assets at end of period (in thousands)................  $695,974   $591,353   $501,774   $363,036   $217,560   $150,046
  Portfolio turnover rate (%)...............................        40         34         43         32         46         55
  Average commission rate...................................  $  .0598   $  .0598   $  .0621

---------------
(a) Rates are annualized, except for total return for periods less than one year.

June 30, 1998                                            Semi-Annual Report   31

 ................................................................................
VALUE DISCOVERY FUND
 ................................................................................

                                                       YEARS ENDED
                                                       DECEMBER 31,
                                         JUNE 30,   ------------------
                                         1998(a)     1997     1996(b)
                                         --------   -------   --------
Net asset value, beginning of period...  $12.970    $10.000   $ 10.000
Income from investment operations:
  Net investment income................     .016       .029         --
  Net realized and unrealized gain on
    investments and futures............    1.224      3.305         --
                                         -------    -------   --------
Total from investment operations.......    1.240      3.334         --
Less distributions from:
  Net investment income................       --       .020         --
  Net realized gain....................       --       .344         --
                                         -------    -------   --------
Total distributions....................       --       .364         --
                                         -------    -------   --------
Net asset value, end of period.........  $14.210    $12.970   $ 10.000
                                         =======    =======   ========
Total return (%).......................     9.56      33.46         --
Ratios to average daily net assets (%):
  Expenses(c)..........................     1.50       1.50         --
  Net investment income(c).............      .52        .29         --
Supplemental data:
  Net assets at end of period (in
    thousands).........................  $42.427    $30,354   $      2
  Portfolio turnover rate (%)..........       64         69         --
  Average commission rate..............  $ .0611    $ .0616         --

---------------

(a) Rates are annualized, except total returns for periods less than one year.

(b) For the period December 23, 1996 (Commencement of Operations) to December 31, 1996.

(c) Without the waiver of expenses in 1997, the expense ratio would have been 1.78% and the net investment income ratio would have been .016%.

 32  William Blair Mutual Funds, Inc.                              June 30, 1998

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................

                                                                                YEARS ENDED DECEMBER 31,
                                       JUNE 30,         -------------------------------------------------------------------------
                                       1998(a)            1997             1996            1995            1994            1993
                                       --------         --------         --------         -------         -------         -------
Net asset value, beginning of year...  $ 13.140         $ 13.950         $ 13.120         $12.360         $13.180         $10.130
Income from investment operations:
  Net investment income..............      .006             .072             .029            .105            .016            .008
  Net realized and unrealized gain
    (loss) on investments, futures,
    foreign currency and other assets
    and liabilities..................     1.944            1.056            1.299            .785           (.025)          3.401
                                       --------         --------         --------         -------         -------         -------
Total from investment operations.....     1.950            1.128            1.328            .890           (.009)          3.409
Less distributions from:
  Net investment income..............        --             .078(b)          .068(b)         .130            .024              --
  Net realized gain..................        --            1.860             .430              --            .714            .359
  Tax return of capital..............        --               --               --              --            .073(c)           --
                                       --------         --------         --------         -------         -------         -------
Total distributions..................        --            1.938             .498            .130            .811            .359
                                       --------         --------         --------         -------         -------         -------
Net asset value, end of period.......  $ 15.090         $ 13.140         $ 13.950         $13.120         $12.360         $13.180
                                       ========         ========         ========         =======         =======         =======
Total return (%).....................     14.84             8.39            10.20            7.22            (.04)          33.65
Ratios to average daily net assets
  (%):
  Expenses(d)........................      1.33             1.43             1.44            1.48            1.51            1.71
  Net investment income(d)...........       .44              .01              .19             .87             .15             .11
Supplemental data:
  Net assets at end of period (in
    thousands).......................  $153,449         $128,747         $105,148         $89,762         $70,403         $40,298
  Portfolio turnover rate (%)........        75              102               89              77              40              83
  Average commission rate............    $.0059           $.0038           $.0051

---------------

(a) Rates are annualized, except total returns for periods less than one year.

(b) Includes $.078 and $.022 in PFIC transactions which are treated as ordinary income for Federal income tax purposes for 1997 and 1996, respectively.

(c) Includes $431 relating to a tax return of capital.

(d) Without the waiver of expenses in 1993, the expense ratio would have been 2.08% and the net investment loss ratio would have been (.25)%.

June 30, 1998                                            Semi-Annual Report   33

 ................................................................................
EMERGING MARKETS GROWTH FUND
 ................................................................................

                                          JUNE 30,
                                         1998(a)(b)
                                         ----------
Net asset value, beginning of period...   $10.000
Income from investment operations:
  Net investment income................      .019
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and other assets and
    liabilities........................    (1.319)
                                          -------
Total from investment operations.......    (1.300)
Less distributions from:
  Net investment income................        --
  Net realized gain....................        --
                                          -------
Total distributions....................        --
                                          -------
Net asset value, end of period.........   $ 8.700
                                          =======
Total return (%).......................    (13.00)
Ratios to average daily net assets (%):
  Expenses(c)..........................      2.25
  Net investment income(c).............      1.38
Supplemental data:
  Net assets at end of period (in
    thousands).........................   $ 3,692
  Portfolio turnover rate (%)..........        71
  Average commission rate..............   $.00154

---------------

(a) Rates are annualized, except total returns for periods less than one year.

(b) For the period May 1, 1998 (Commencement of Operations) to June 30, 1998.

(c) Without the waiver of expenses in 1998, the expense ratio would have been 5.22% and the net investment loss ratio would have been (1.59)%.

 34  William Blair Mutual Funds, Inc.                              June 30, 1998

 ................................................................................
INCOME FUND
 ................................................................................

                                                                                      YEARS ENDED DECEMBER 31,
                                                             JUNE 30,   ----------------------------------------------------
                                                             1998(a)      1997       1996       1995       1994       1993
                                                             --------   --------   --------   --------   --------   --------
Net asset value, beginning of year.........................  $ 10.410   $ 10.270   $ 10.570   $  9.850   $ 10.580   $ 10.600
Income from investment operations:
  Net investment income....................................      .321       .659       .619       .646       .661       .651
  Net realized and unrealized gain (loss) on investments...      .018       .140      (.309)      .732      (.741)      .159
                                                             --------   --------   --------   --------   --------   --------
Total from investment operations...........................      .339       .799       .310      1.378      (.080)      .810
Less distributions:
  Net investment income....................................      .289       .659       .610       .658       .646       .651
  Net realized gain........................................        --         --         --         --       .004       .179
                                                             --------   --------   --------   --------   --------   --------
Total distributions........................................      .289       .659       .610       .658       .650       .830
                                                             --------   --------   --------   --------   --------   --------
Net asset value, end of period.............................  $ 10.460   $ 10.410   $ 10.270   $ 10.570   $  9.850   $ 10.580
                                                             ========   ========   ========   ========   ========   ========
Total return (%)...........................................      3.29       8.03       3.07      14.37       (.74)      7.82
Ratios to average daily net assets (%):
  Expenses.................................................       .71        .71        .70        .68        .68        .70
  Net investment income....................................      6.90       6.40       5.97       6.24       6.33       5.96
Supplemental data:
  Net assets at end of period (in thousands)...............  $177,431   $160,055   $150,006   $147,370   $143,790   $204,381
  Portfolio turnover rate (%)..............................        93         83         66         54         63        114

 ................................................................................
READY RESERVES FUND
 ................................................................................

                                                                                      YEARS ENDED DECEMBER 31,
                                                             JUNE 30,   ----------------------------------------------------
                                                             1998(a)      1997       1996       1995       1994       1993
                                                             --------   --------   --------   --------   --------   --------
Net asset value, beginning of year.........................  $ 1.0000   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income....................................     .0245        .05        .05        .05        .04        .03
  Net realized loss on investments.........................        --         --         --         --       (.01)        --
                                                             --------   --------   --------   --------   --------   --------
Total from investment operations...........................     .0245        .05        .05        .05        .03        .03
Less distributions:
  Net investment income....................................     .0245        .05        .05        .05        .04        .03
                                                             --------   --------   --------   --------   --------   --------
Total distributions........................................     .0245        .05        .05        .05        .04        .03
                                                             --------   --------   --------   --------   --------   --------
Capital contribution.......................................        --         --         --         --        .01         --
                                                             --------   --------   --------   --------   --------   --------
Net asset value, end of period.............................  $ 1.0000   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                             ========   ========   ========   ========   ========   ========
Total return (%)...........................................     2.481       5.04       4.81       5.45       3.67(b)    2.64
Ratios to average daily net assets (%):
  Expenses.................................................       .69        .70        .71        .72        .71        .71
  Net investment income....................................     4.901       4.92       4.78       5.30       3.61       2.61
Supplemental data:
  Net assets at end of period (in thousands)...............  $964,061   $904,569   $760,808   $703,993   $521,277   $477,268

---------------

(a) Rates are annualized, except for total return for periods less than one year.

(b) The total return includes the impact of the Company's capital contribution. Without the Company's capital contribution, the total return would have been 3.40%.

June 30, 1998                                            Semi-Annual Report   35

                    ------------------------------------------------------------
                    BOARD OF DIRECTORS
                    ------------------------------------------------------------

                    CONRAD FISCHER, CHAIRMAN
                    Principal, William Blair & Company, L.L.C.

                    VERNON ARMOUR
                    Private Investor

                    J. GRANT BEADLE
                    Retired Chairman and CEO, Union Special Corporation

                    THEODORE A. BOSLER
                    Retired Principal and Vice President, Lincoln Capital Management Company

                    GEORGE KELM
                    Retired Chairman of the Board, Sahara Coal Company, Inc.

                    JAMES M. MCMULLAN
                    Principal, William Blair & Company, L.L.C.

                    ANN P. MCDERMOTT
                    Director and Trustee
                    Profit and not-for-profit organizations

                    JOHN B. SCHWEMM
                    Retired Chairman and CEO, R.R. Donnelley & Sons Company

                    W. JAMES TRUETTNER, JR.
                    Principal, William Blair & Company, L.L.C.



                    ------------------------------------------------------------
                    OFFICERS
                    ------------------------------------------------------------

                    Rocky Barber, President

                    Mark A. Fuller, III, Senior Vice President

                    W. George Greig, Senior Vice President

                    Glen A. Kleczka, Senior Vice President

                    Bentley M. Myer, Senior Vice President

                    Norbert W. Truderung, Senior Vice President

                    James S. Kaplan, Vice President

                    John P. Kayser, Vice President

                    Terence M. Sullivan, Vice President and Treasurer

                    Jeffrey A. Urbina, Vice President

                    Sheila M. Johnson, Secretary

                    INVESTMENT ADVISER
                    William Blair & Company, L.L.C.

                    TRANSFER AGENT
                    State Street Bank and Trust Company
                    P.O. Box 9104
                    Boston, MA 02266-9104
                    For customer assistance, call 1-800-635-2886
                    (Massachusetts 1-800-635-2840)




                    William Blair Mutual Funds, Inc.
                    222 West Adams Street
                    Chicago, Illinois 60606


                                                                   June 30, 1998